UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-_5883______

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/2006

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus International Stock Index Fund
Statement of Investments
January 31, 2006 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)

Australia--5.1%
Alinta	5,843	47,956
Alumina	26,150	148,556
Amcor	19,599	101,556
AMP	41,492	257,998
Ansell	3,354	27,046
APN News & Media	5,068	17,980
Aristocrat Leisure	7,600	66,401
Australia & New Zealand Banking Group	41,988	790,869
Australian Gas Light	10,135	137,999
Australian Stock Exchange	2,240	59,187
AXA Asia Pacific Holdings	21,154	87,211
Babcock & Brown	3,242	44,511
BHP Billiton	82,225	1,604,737
Billabong International	3,515	39,272
BlueScope Steel	17,209	101,929
Boral	13,132	89,304
Brambles Industries	22,795	171,053
Caltex Australia	2,951	43,195
Centro Properties Group	18,715	87,348
CFS Gandel Retail Trust	32,206	46,532
Challenger Financial Services Group	6,937	21,147
Coca-Cola Amatil	12,362	71,817
Cochlear	1,053	36,760
Coles Myer	26,590	210,191
Commonwealth Bank of Australia	29,412	993,405
Commonwealth Property Office Fund	36,059	35,051
Computershare	7,663	39,939
CSL	4,355	143,304
CSR	21,918	70,299
DB RREEF Trust	59,438	61,598
DCA Group	7,017	19,109
Downer EDI	6,994	39,098
Foster's Group	45,301	180,592
Futuris	13,014	21,166
GPT Group	43,062	131,926
Harvey Norman Holdings	11,900	29,436
Iluka Resources	4,928	27,362
ING Industrial Fund (Units)	14,004	23,623
Insurance Australia Group	35,816	150,908
Investa Property Group	33,455	50,361
James Hardie Industries	10,907	72,688
John Fairfax Holdings	21,955	70,417
Leighton Holdings	2,731	41,834

Lend Lease	8,645	95,019
Lion Nathan	7,063	40,018
Macquarie Airports	16,123	37,930
Macquarie Bank	5,274	272,803
Macquarie Communications Infrastructure Group	6,720	29,280
Macquarie Goodman Group	27,268	100,040
Macquarie Infrastructure Group	52,947	141,383
Mayne Pharma	13,310 a	25,674
Mirvac Group	19,549	60,039
Multiplex Group	13,181	32,604
National Australia Bank	35,977	922,037
Newcrest Mining	7,442	147,493
OneSteel	11,570	32,908
Orica	7,333	121,536
Origin Energy	17,726	97,884
Pacific Brands	12,100	20,137
PaperlinX	11,516	29,880
Patrick	15,246	78,423
Perpetual	923	50,655
Publishing & Broadcasting	3,465	43,458
Qantas Airways	21,447	67,003
QBE Insurance Group	17,892	261,891
Rinker Group	21,740	275,951
Rio Tinto	6,582	377,504
Santos	13,137	130,181
SFE	3,538	37,067
Sonic Healthcare	6,000	68,035
Stockland	30,139	147,963
Suncorp-Metway	12,803	214,035
Symbion Health	13,310	34,736
TABCORP Holdings	11,572	132,968
Telstra	47,527	143,088
Toll Holdings	5,889	50,472
Transurban Group	17,664	95,671
UNiTAB	2,100	19,984
Wesfarmers	8,772	252,484
Westfield Group	34,147	457,458
Westpac Banking	41,550	731,388
Woodside Petroleum	10,822	370,185
Woolworths	26,495	345,727
		13,105,663

Austria--.4%
Andritz	160	18,385
Boehler-Uddeholm	210	40,571
Erste Bank der Oesterreichischen Sparkassen	3,039	169,383
Flughafen Wien	305	24,051
IMMOFINANZ Immobilien Anlagen	7,631 a	78,578
Mayr-Melnhof Karton	60	8,998
Meinl European Land	2,297 a	42,815
OMV	3,847	271,643
RHI	504 a	14,168

Telekom Austria	8,018	193,946
Verbund - Oesterreichische Elektrizitaetswirtschafts, Cl. A	184	82,223
Voestalpine	466	54,889
Wienerberger	1,558	68,638
		1,068,288

Belgium--1.1%
AGFA-Gevaert	1,951	33,641
Barco	180	15,191
Bekaert	369	36,473
Belgacom	3,729	114,788
Cofinimmo	138	22,270
Colruyt	365	51,812
Compagnie Maritime Belge	250	8,254
Delhaize Group	1,579	108,332
Dexia	12,720	312,470
D'ieteren	77	21,786
Euronav	300	8,918
Fortis	26,896	935,050
Groupe Bruxelles Lambert	1,526	170,293
InBev	4,169	196,270
KBC Groep	4,235	425,033
Mobistar	591	44,459
Omega Pharma	427	23,250
Solvay	1,492	168,401
UCB	1,980	97,711
Umicore	520	68,385
		2,862,787

Denmark--.6%
AP Moller - Maersk	28	278,775
Bang & Olufsen, Cl. B	250	27,697
Carlsberg, Cl. B	670	38,422
Coloplast, Cl. B	600	39,337
D/S Torm	300	14,739
Danisco	1,220	92,985
Danske Bank	10,389	364,643
DSV	500	69,466
East Asiatic	420	42,499
FLSmidth and Co., Cl. B	500	14,886
GN Store Nord	5,350	76,374
H Lundbeck	1,000	22,288
NKT Holding	430	21,546
Novo-Nordisk, Cl. B	5,566	311,491
Novozymes, Cl. B	1,025	56,945
Topdanmark	400 a	40,085
Vestas Wind Systems	3,400 a	66,928
William Demant Holding	580 a	33,072
		1,612,178

Finland--1.4%
Amer Sports	1,590	30,621

Cargotec, Cl. B	785 a	29,903
Elisa, Cl. A	3,750	73,905
Fortum	9,997	223,243
KCI Konecranes	200	10,965
Kesko, Cl. B	1,540	45,629
Kone, Cl. B	1,870 a	75,366
Metso	2,310	75,596
Neste Oil	2,961	95,641
Nokia	101,823	1,860,837
Nokian Renkaat	2,220	34,290
Orion, Cl. B	1,500	30,327
Outokumpu	2,240	38,570
Rautaruukki	2,100	63,394
Sampo, Cl. A	9,053	176,329
Stora Enso, Cl. R	13,815	191,409
Tietoenator	1,683	65,397
UPM-Kymmene	11,644	237,682
Uponor	1,400	34,544
Wartsila, Cl. B	1,450	47,469
YIT-Yhtyma	1,550	73,819
		3,514,936

France--8.8%
Accor	4,501	269,616
Air France-KLM	2,839	64,535
Air Liquide	2,513	516,320
Alcatel	28,709 a	378,245
Alstom RGPT	2,469 a	187,532
Atos Origin	1,500 a	111,017
Autoroutes du Sud de la France	1,351	82,518
AXA	34,359	1,164,047
BNP Paribas	18,101	1,613,335
Bouygues	4,454	244,031
Business Objects	1,555 a	64,011
Cap Gemini	2,781 a	126,974
Carrefour	12,985	612,732
Casino Guichard Perrachon	888	52,459
Cie de Saint-Gobain	7,176	470,110
Cie Generale d'Optique Essilor International	2,231	194,649
CNP Assurances	722	62,686
Compagnie Generale des Etablissements Michelin, Cl. B	3,250	193,969
Credit Agricole	13,611	480,134
Dassault Systemes	1,383	82,793
France Telecom	38,799	881,967
Gecina	207	24,382
Groupe Danone	5,477	596,570
Hermes International	525	135,152
Imerys	824	67,839
Klepierre	540	53,376
Lafarge	4,063	427,259
Lagardere	2,689	214,201
L'Oreal	6,835	554,423

LVMH Moet Hennessy Louis Vuitton	5,648	509,234
Neopost	728	73,152
PagesJaunes Groupe	2,861	72,783
Pernod-Ricard	1,581	293,731
Peugeot	3,529	209,421
PPR	1,505	175,442
Publicis Groupe	3,055	115,112
Renault	4,286	404,389
Safran	3,650	96,356
Sanofi-Aventis	24,017	2,200,412
Schneider Electric	5,220	545,124
SCOR	20,269	51,933
Societe BIC	738	47,451
Societe des Autoroutes du Nord et de l'Est de la France	573	40,182
Societe Des Autoroutes Paris-Rhin-Rhone	688	50,836
Societe Generale	8,091	1,067,967
Societe Television Francaise 1	2,510	79,489
Sodexho Alliance	2,291	103,767
Suez	22,734	840,323
Suez-Strip VVPR	2,304 a	28
Technip	2,060	139,831
Thales	1,632	78,893
Thomson	5,943	121,816
Total	12,814	3,535,241
Unibail	1,023	150,807
Valeo	1,463	58,856
Veolia Environnement	7,993	404,348
Vinci	3,794	352,670
Vivendi Universal	24,687	772,818
Zodiac	878	56,293
		22,575,587

Germany--6.4%
Adidas-Salomon	1,177	246,742
Allianz	8,621	1,385,503
Altana	1,689	93,811
BASF	12,329	969,229
Bayer	15,125	631,249
Beiersdorf	367	46,909
Celesio	870	81,399
Commerzbank	13,654	464,076
Continental	2,943	286,431
DaimlerChrysler	20,913	1,200,151
Deutsche Bank	11,320	1,214,860
Deutsche Boerse	2,344	296,302
Deutsche Lufthansa	5,035	79,849
Deutsche Post	16,318	459,716
Deutsche Telekom	62,610	989,876
Douglas Holding	637	28,264
E.ON	14,272	1,596,138
Epcos	690 a	10,515
Fresenius Medical Care	768	81,741

Heidelberger Druckmaschinen	1,071	47,339
Hochtief	1,459	77,067
Hypo Real Estate Holding	3,047	198,688
Infineon Technologies	15,027 a	141,781
IVG Immobilien	1,798	51,919
KarstadtQuelle	1,514 b	32,541
Linde	1,876	152,400
MAN	3,104	178,320
Merck	1,052	110,065
Metro	3,219	163,624
MLP	1,365	33,250
Muenchener Rueckversicherungs	3,968	538,353
Premiere	1,607	27,671
Puma	373	118,478
RWE	9,629	793,219
SAP	5,084	1,040,235
Schering	3,841	262,310
Siemens	18,374	1,674,705
Suedzucker	1,661	40,238
ThyssenKrupp	8,247	210,902
TUI	5,040	106,918
Volkswagen	4,547	269,390
Wincor Nixdorf	333	38,820
		16,470,994

Greece--.6%
Alpha Bank	6,260	215,123
Coca-Cola Hellenic Bottling	2,698	80,856
Cosmote Mobile Communications	2,950	68,061
EFG Eurobank Ergasias	4,300	159,778
Emporiki Bank of Greece	1,815	62,460
Folli-Follie	200	6,271
Germanos	1,240	25,989
Hellenic Duty Free Shops	300	5,887
Hellenic Exchanges	1,360	17,637
Hellenic Petroleum	2,400	37,478
Hellenic Technodomiki Tev	3,380	25,857
Hellenic Telecommunications Organization	6,710 a	155,137
Hyatt Regency	600	8,073
Intracom	1,950	16,007
National Bank Of Greece	6,050	276,376
OPAP	5,110	191,985
Piraeus Bank	3,860	92,244
Public Power	2,170	46,798
Technical Olympic	1,000	5,950
Titan Cement	1,300	57,145
Viohalco	3,050	35,925
		1,591,037

Hong Kong--1.6%
ASM Pacific Technology	4,500	25,525
Bank of East Asia	32,191	100,218

BOC Hong Kong Holdings	84,000	168,386
Cathay Pacific Airways	22,000	40,130
Cheung Kong Holdings	35,000	375,844
Cheung Kong Infrastructure Holdings	10,000	31,068
CLP Holdings	40,288	229,818
Esprit Holdings	23,000	199,988
Giordano International	32,000	18,048
Hang Lung Properties	45,000	87,596
Hang Seng Bank	17,800	237,496
Henderson Land Development	17,000	86,455
Hong Kong & China Gas	82,772	181,929
Hong Kong Exchanges & Clearing	24,000	117,104
HongKong Electric Holdings	30,500	146,264
Hopewell Holdings	13,000	32,679
Hutchison Telecommunications International	30,000 a	50,663
Hutchison Whampoa	48,800	498,871
Hysan Development	13,000	33,014
Johnson Electric Holdings	38,900	38,362
Kerry Properties	10,500	34,110
Kingboard Chemical Holdings	13,000	41,897
Li & Fung	40,000	74,254
Link REIT	45,500	87,983
MTR	30,500	64,285
New World Development	52,191	76,364
Orient Overseas International	3,300	10,997
PCCW	92,207	62,405
SCMP Group	11,759	4,548
Shangri-La Asia	28,000	45,480
Sino Land	36,664	51,282
SmarTone Telecommunications Holding	4,000	4,564
Solomon Systech International	32,000	14,954
Sun Hung Kai Properties	30,699	317,390
Swire Pacific, Cl. A	21,000	195,592
Techtronic Industries	23,500	45,442
Television Broadcasts	6,000	32,563
Texwinca Holdings	8,000	5,982
Wharf Holdings	28,171	108,766
Wing Hang Bank	4,000	28,876
Yue Yuen Industrial Holdings	9,800	30,383
		4,037,575

Ireland--.8%
Allied Irish Banks	20,116	451,897
Bank of Ireland	23,997	413,199
C&C Group	5,793	39,534
CRH	12,356	383,649
DCC	2,056	46,562
Depfa Bank	8,102	138,621
Eircom Group	18,702	42,013
Elan	9,711 a	147,990
Fyffes	6,620	18,650
Grafton Group	4,495	52,672

Greencore Group	2,474	10,965
Iaws Group	2,176	35,011
Independent News & Media	11,890	38,694
Irish Life & Permanent	6,008	128,036
Kerry Group, Cl. A	2,892	63,036
Kingspan Group	2,460	33,755
Paddy Power	790	12,231
Ryanair Holdings	2,000 a	18,774
		2,075,289

Italy--3.7%
Alleanza Assicurazioni	9,722	120,179
Arnoldo Mondadori Editore	2,344	22,415
Assicurazioni Generali	21,996	759,892
Autogrill	2,438	35,999
Autostrade	6,410	162,056
Banca Antonveneta	2,117	67,917
Banca Fideuram	6,450	38,182
Banca Intesa	76,060	432,474
Banca Intensa (RNC)	20,240	105,867
Banca Monte dei Paschi di Siena	24,488	116,713
Banca Nazionale del Lavoro	26,041 a	92,335
Banca Popolare di Milano	9,151	112,454
Banche Popolari Unite	7,795	182,400
Banco Popolare di Verona e Novara	8,718	200,080
Benetton Group	1,630	19,714
Bulgari	3,593	41,623
Capitalia	37,773	243,788
Enel	98,918	836,609
ENI	59,791	1,806,393
Fiat	10,785	105,687
Finmeccanica	6,985	152,080
Gruppo Editoriale L'Espresso	3,559	18,929
Italcementi	1,605	30,579
Lottomatica	715	28,504
Luxottica Group	2,997	78,208
Mediaset	18,475	216,041
Mediobanca	10,686	204,761
Mediolanum	5,922	45,699
Pirelli & C	59,847	58,101
Sanpaolo IMI	25,683	417,592
Seat Pagine Gialle	102,684 a	53,492
Snam Rete Gas	23,462	101,638
Telecom Italia	245,911	690,535
Telecom Italia (RNC)	138,006	325,107
Telecom Italia Media	19,085 a	9,988
Terna	29,336	75,520
Tiscali	4,586 a	14,562
UniCredito Italiano	183,557	1,309,499
		9,333,612

Japan--24.8%

Acom	1,550	88,976
Aderans	600	17,939
Advantest	1,700	209,115
Aeon	15,100	398,573
Aeon Credit Service	720	64,580
Aiful	1,525	103,173
Aisin Seiki	4,200	155,708
Ajinomoto	13,800	143,582
Alfresa Holdings	500	24,046
All Nippon Airways	14,000	56,686
Alps Electric	3,500	49,511
Amada	7,000	63,563
Amano	1,000	20,288
Anritsu	2,000	11,532
Aoyama Trading	1,200	39,875
Ariake Japan	320	9,130
Asahi Breweries	8,300	104,366
Asahi Glass	22,800	330,319
Ashai Kasei	26,900	183,600
Asatsu-DK	700	22,423
Astellas Pharma	12,579	521,148
Autobacs Seven	700	35,878
Bank of Fukuoka	13,000	112,049
Bank of Kyoto	6,000	71,806
Bank of Yokohama	28,000	227,224
Benesse	1,300	46,863
Bridgestone	15,400	313,749
Canon	17,300	1,046,291
Canon Sales	2,000	45,018
Casio Computer	5,200	91,505
Central Glass	3,000	18,195
Central Japan Railway	35	358,775
Chiba Bank	17,000	154,077
Chiyoda	3,000	77,393
Chubu Electric Power	13,700	335,288
Chugai Pharmaceutical	6,528	132,718
Circle K Sunkus	1,000	23,876
Citizen Watch	7,700	68,538
Coca-Cola West Japan	900	19,989
COMSYS Holdings	3,000	44,975
Credit Saison	3,700	166,250
CSK Holdings	1,400	63,862
Dai Nippon Printing	14,800	267,390
Daicel Chemical Industries	6,000	48,742
Daido Steel	8,200	80,554
Daiichi Sankyo	15,183	315,164
Daikin Industries	5,600	184,171
Daimaru	5,000	77,905
Dainippon Ink and Chemicals	15,000	65,348
Dainippon Screen Manufacturing	5,000	53,047
Daito Trust Construction	1,800	84,568
Daiwa House Industry	11,400	191,842

Daiwa Securities Group	29,000	341,118
Denki Kagaku Kogyo	9,600	43,873
Denso	12,300	433,938
Dentsu	40	135,993
Dowa Mining	7,000	82,219
E*Trade Securities	30	84,825
eAccess	21	15,840
East Japan Railway	78	543,032
Ebara	6,000	34,545
Eisai	5,900	252,501
Electric Power Development	3,000	106,095
Elpida Memory	1,000	41,515
FamilyMart	1,500	50,357
Fanuc	4,200	370,615
Fast Retailing	1,300	117,823
Fuji Electric Holdings	12,000	65,707
Fuji Photo Film	11,300	388,041
Fuji Soft ABC	600	20,091
Fuji Television Network	11	27,532
Fujikura	7,000	69,363
Fujitsu	40,800	360,374
Furukawa Electric	14,000	125,571
Glory	1,000	21,484
Goodwill Group	10	26,139
Gunma Bank	9,000	65,733
Gunze	5,000	33,272
Hakuhodo DY Holdings	500	39,124
Hankyu Department Stores	4,000	38,816
Hikari Tsushin	500	40,448
Hino Motors	5,000	33,657
Hirose Electric	700	106,496
Hitachi	73,900	522,063
Hitachi Cable	3,000	15,248
Hitachi Capital	1,000	19,135
Hitachi Chemical	2,100	65,118
Hitachi Construction Machinery	2,000	55,354
Hitachi Software Engineering	400	7,261
Hokkaido Electric Power	3,800	85,209
Hokuhoku Financial Group	24,000	113,783
Honda Motor	18,060	1,027,460
House Foods	1,620	26,044
Hoya	9,900	397,471
Ibiden	3,000	168,624
Index	27	55,815
INPEX	9	92,256
Isetan	4,000	87,644
Ishihara Sangyo Kaisha	4,000	7,996
Ishikawajima-Harima Heavy Industries	23,000	75,445
Ito En	600	41,157
Itochu	33,500	285,021
Itochu Techno-Science	500	21,484
Jafco	800	65,468

Japan Airlines	16,600	46,369
Japan Prime Realty Investment	11	31,102
Japan Real Estate Investment	8	68,338
Japan Retail Fund Investment	7	58,779
Japan Tobacco	21	326,485
JFE Holdings	12,860	462,483
JGC	5,000	106,351
Joyo Bank	15,462	103,155
JS Group	6,124	128,951
JSR	4,300	128,194
JTEKT	5,000	95,460
Kajima	19,800	130,404
Kaken Pharmaceutical	2,000	16,230
Kamigumi	6,400	56,584
Kandenko	105	824
Kaneka	7,000	92,325
Kansai Electric Power	17,799	400,635
Kansai Paint	5,000	46,342
Kao	12,000	346,474
Katokichi	1,800	12,455
Kawasaki Heavy Industries	28,000	105,719
Kawasaki Kisen Kaisha	10,000	64,409
KDDI	57	301,884
Keihin Electric Express Railway	11,000	84,944
Keio	11,000	67,279
Keisei Electric Railway	5,000	34,639
Keyence	740	203,861
Kikkoman	3,000	30,163
Kinden	3,000	26,370
Kintetsu	34,354	140,861
Kirin Brewery	18,000	225,106
Kobe Steel	59,000	202,605
Kokuyo	1,600	23,782
Komatsu	20,600	380,976
Komori	1,000	22,253
Konami	1,900	43,091
Konica Minolta Holdings	10,500	117,947
Kose	800	34,716
Kubota	23,000	219,656
Kuraray	8,500	100,419
Kurita Water Industries	2,300	53,932
Kyocera	3,800	339,213
Kyowa Hakko Kogyo	8,000	63,896
Kyushu Electric Power	8,900	202,990
Lawson	1,200	47,768
Leopalace21	2,700	98,484
Mabuchi Motor	700	37,612
Maeda Road Construction	200	1,691
Makita	3,000	87,387
Marubeni	32,000	171,119
Maruha Group	400	957
Marui	7,400	136,223

Matsui Securities	1,900	29,052
Matsumotokiyoshi	700	21,467
Matsushita Electric Industrial	48,195	1,049,821
Matsushita Electric Works	7,000	78,691
Mediceo Paltac Holdings	3,300	55,533
Meiji Dairies	4,000	20,365
Meiji Seika Kaisha	6,000	31,316
Meitec	700	24,516
Millea Holdings	34	653,483
Minebea	7,000	42,036
Mitsubishi	27,100	634,297
Mitsubishi Chemical Holdings	26,600	170,418
Mitsubishi Electric	45,000	367,104
Mitsubishi Estate	25,000	581,942
Mitsubishi Gas Chemical	9,000	103,404
Mitsubishi Heavy Industries	70,700	320,691
Mitsubishi Logistics	3,000	51,382
Mitsubishi Materials	22,000	114,073
Mitsubishi Rayon	13,000	88,173
Mitsubishi UFJ Financial Group	168	2,425,319
Mitsubishi UFJ Securities	7,000	97,049
Mitsui & Co.	33,400	481,321
Mitsui Chemicals	14,000	106,078
Mitsui Engineering & Shipbuilding	17,000	58,233
Mitsui Fudosan	18,000	379,789
Mitsui Mining & Smelting	13,000	103,054
Mitsui OSK Lines	25,000	227,011
Mitsui Sumitomo Insurance	27,230	334,952
Mitsui Trust Holdings	12,380	183,270
Mitsukoshi	10,000	62,444
Mitsumi Electric	900	10,625
Mizuho Financial Group	221	1,812,326
Murata Manufacturing	4,700	341,263
Namco Bandai Holdings	4,750	71,494
NEC	43,800	284,355
NEC Electronics	700	23,081
NET One Systems	14	32,768
NGK Insulators	6,000	95,024
NGK Spark Plug	4,000	100,115
NHK Spring	3,000	37,800
Nichii Gakkan	320	8,501
Nichirei	7,000	30,795
Nidec	2,500	229,573
Nikko Cordial	19,000	302,533
Nikon	6,600	113,322
Nintendo	2,250	309,251
Nippon Building Fund	8	71,072
Nippon Electric Glass	4,390	115,877
Nippon Express	17,000	103,831
Nippon Kayaku	4,000	34,682
Nippon Light Metal	10,400	28,962
Nippon Meat Packers	4,000	41,857

Nippon Mining Holdings	16,800	138,200
Nippon Oil	28,800	229,042
Nippon Paper Group	21	82,518
Nippon Sheet Glass	10,000	44,505
Nippon Shokubai	3,000	35,775
Nippon Steel	141,100	523,106
Nippon Telegraph & Telephone	120	557,639
Nippon Yusen	22,800	168,860
Nishimatsu Construction	6,000	28,702
Nishi-Nippon City Bank	10,000	59,369
Nissan Chemical Industries	4,000	64,785
Nissan Motor	52,100	587,469
Nisshin Seifun Group	4,300	45,547
Nisshin Steel	17,000	57,942
Nisshinbo Industries	4,000	44,556
Nissin Food Products	2,100	60,274
Nitori	350	37,223
Nitto Denko	3,700	313,851
NOK	2,400	73,805
Nomura Holdings	40,700	796,165
Nomura Real Estate Office Fund	4	29,830
Nomura Research Institute	500	58,087
NSK	9,000	66,809
NTN	9,000	71,729
NTT Data	28	139,444
NTT DoCoMo	392	636,228
NTT Urban Development	6	46,948
Obayashi	14,000	112,775
Obic	200	46,795
Odakyu Electric Railway	14,000	86,943
OJI Paper	17,000	99,475
Oki Electric Industry	10,000	35,280
Okumura	5,000	29,855
Olympus	5,000	132,405
Omron	4,900	115,735
Onward Kashiyama	3,000	56,251
Oracle Corp Japan	700	35,220
Oriental Land	1,200	70,730
ORIX	1,940	502,960
Osaka Gas	47,000	169,427
Pioneer	3,100	43,773
Promise	1,900	110,366
QP	2,700	23,710
Rakuten	99 a	84,568
Resona Holdings	105	413,488
Ricoh	15,000	258,190
Rinnai	900	23,026
Rohm	2,400	259,958
Ryohin Keikaku	600	47,205
Sanden	2,000	9,072
Sanken Electric	3,000	52,535
Sankyo	1,200	78,213

Santen Pharmaceutical	1,500	39,081
Sanwa Shutter	3,200	20,310
Sanyo Electric	35,000	88,498
Sapporo Holdings	6,000	33,417
SBI Holdings	128	80,912
Secom	5,000	259,258
Sega Sammy Holdings	3,284	118,102
Seiko Epson	2,600	64,298
Seino Holdings	3,000	30,470
Sekisui Chemical	11,000	85,602
Sekisui House	11,000	171,768
Seven & I Holdings	18,560	786,380
77 Bank	6,000	45,308
SFCG	130	29,750
Sharp	22,000	403,109
Shimachu	1,000	30,581
Shimamura	500	63,554
Shimano	1,600	45,377
Shimizu	14,000	110,742
Shin-Etsu Chemical	9,000	512,792
Shinko Securities	12,000	62,837
Shinsei Bank	21,000	140,281
Shionogi & Co.	7,000	105,898
Shiseido	8,000	153,761
Shizuoka Bank	12,400	126,897
Showa Denko	25,000	109,982
Showa Shell Sekiyu	3,700	43,396
Skylark	1,800	28,707
SMC	1,200	184,205
Softbank	17,000	573,613
Sojitz	8,000 a	48,315
Sompo Japan Insurance	19,000	270,721
Sony	22,880	1,114,048
Stanley Electric	3,100	64,879
Sumitomo	24,000	329,048
Sumitomo Bakelite	5,000	45,359
Sumitomo Chemical	35,000	270,277
Sumitomo Electric Industries	16,800	279,127
Sumitomo Heavy Industries	13,000	116,158
Sumitomo Metal Industries	95,000	386,281
Sumitomo Metal Mining	12,000	161,551
Sumitomo Mitsui Financial Group	135	1,580,044
Sumitomo Osaka Cement	8,000	25,285
Sumitomo Realty & Development	9,000	204,502
Sumitomo Rubber Industries	4,000	54,670
Sumitomo Trust & Banking	28,000	308,786
Suruga Bank	5,000	64,409
Suzuken	1,320	44,314
T&D Holdings	5,150	368,219
Taiheiyo Cement	21,000	85,209
Taisei	21,000	107,274
Taisho Pharmaceutical	3,000	58,045

Taiyo Nippon Sanso	5,000	38,013
Taiyo Yuden	3,100	50,949
Takara Holdings	3,000	18,118
Takashimaya	6,000	94,102
Takeda Pharmaceutical	20,400	1,157,101
Takefuji	2,510	151,374
Takuma	1,000	8,534
Tanabe Seiyaku	5,000	53,645
TDK	2,700	195,814
Teijin	19,000	129,842
Teikoku Oil	5,000	72,780
Terumo	3,800	108,743
THK	2,500	79,229
TIS	800	25,763
Tobu Railway	19,000	96,246
Toda	5,000	28,189
Toho	2,900	60,073
Tohoku Electric Power	10,000	215,692
Tokuyama	5,000	95,033
Tokyo Broadcasting System	500	13,369
Tokyo Electric Power	26,472	667,086
Tokyo Electron	3,600	276,462
Tokyo Gas	51,000	237,432
Tokyo Steel Manufacturing	2,600	42,843
Tokyo Style	2,000	24,192
Tokyo Tatemono	5,000	47,879
Tokyu	20,820	145,837
Tokyu Land	9,000	87,567
TonenGeneral Sekiyu	7,000	71,695
Toppan Printing	13,000	176,124
Toray Industries	31,000	259,514
Toshiba	67,000	429,821
Tosoh	10,000	50,997
Toto	7,000	62,786
Toyo Seikan Kaisha	4,000	71,413
Toyo Suisan Kaisha	2,000	31,828
Toyobo	13,200	43,637
Toyoda Gosei	1,400	27,745
Toyota Industries	4,400	159,740
Toyota Motor	66,114	3,433,760
Toyota Tsusho	4,000	95,844
Trend Micro	2,000	66,801
Ube Industries	19,600	53,912
Uni Charm	800	37,859
Uniden	2,000	44,164
UNY	4,000	62,769
Ushio	2,600	66,519
USS	450	28,715
Wacoal Holdings	3,000	41,797
West Japan Railway	38	156,785
Yahoo! Japan	171	232,256
Yakult Honsha	2,500	54,777

Yamada Denki	1,700	219,570
Yamaha	4,300	75,484
Yamaha Motor	4,200	107,991
Yamato Holdings	8,400	145,304
Yamazaki Baking	2,000	15,769
Yaskawa Electric	4,000	48,008
Yokogawa Electric	4,600	87,431
Zeon	4,000	57,676
		63,389,827

Luxembourg--.2%
Arcelor	11,879	416,873
Oriflame Cosmetics	580	16,490
		433,363

Netherlands--3.5%
ABN AMRO Holding	40,986	1,137,228
Aegon	32,712	528,305
Akzo Nobel	6,310	305,263
ASML Holding	10,807 a	243,431
Buhrmann	2,895	45,208
Corio	875	51,426
Euronext	1,903	117,043
European Aeronautic Defense and Space	5,436	212,880
Getronics	2,893	37,448
Hagemeyer	13,187 a	46,918
Heineken	5,557	195,351
ING Groep	42,943	1,531,519
Koninklijke Ahold	36,146 a	278,715
Koninklijke DSM	3,357	150,093
Koninklijke Philips Electronics	30,213	1,019,183
OCE	1,780	31,384
Qiagen	2,981 a	34,750
Randstad Holdings	1,126	57,016
Reed Elsevier	15,723	220,900
Rodamco Europe	1,031	89,013
Royal KPN	48,420	467,431
Royal Numico	3,759 a	170,714
SBM Offshore	725	73,467
STMicroelectronics	14,727	271,822
TNT	9,286	304,677
Unilever	13,125	920,401
Vedior	3,866	62,343
VNU	5,716	191,362
Wereldhave	507	52,299
Wolters Kluwer	6,500	143,810
		8,991,400

New Zealand--.2%
Auckland International Airport	19,388	26,165
Contact Energy	5,704	25,477
Fisher & Paykel Appliances Holdings	3,468	8,291

Fisher & Paykel Healthcare	10,400	26,290
Fletcher Building	11,159	57,563
Kiwi Income Property Trust	12,371	10,763
Sky City Entertainment Group	7,799	24,683
Sky Network Television	4,754 a	20,680
Telecom Corp of New Zealand	44,355	171,981
Tower	4,325	6,252
Vector	3,522	6,442
Warehouse Group	2,700	7,121
Waste Management NZ	1,400	5,994
		397,702

Norway--.7%
DNB NOR	15,607	174,647
Frontline	1,100	43,702
Norsk Hydro	3,355	411,466
Norske Skogindustrier	3,480	57,499
Orkla	4,458	177,448
Petroleum Geo-Services	1,110 a	39,848
ProSafe	850	39,962
Schibsted	1,100	32,219
Statoil	15,040	413,413
Stolt Offshore	4,591 a	57,926
Stolt-Nielsen	950	31,964
Storebrand	5,350	54,444
Tandberg	3,000	18,520
Tandberg Television	1,700 a	24,450
Telenor	17,722	177,684
Tomra Systems	3,950	31,297
Yara International	4,674	69,154
		1,855,643

Portugal--.3%
Banco BPI	7,721	38,721
Banco Comercial Portugues	46,339	135,609
Banco Espirito Santo	2,515	40,984
Brisa-Auto Estradas de Portugal	7,561	66,014
Cimpor-Cimentos de Portugal	4,095	24,067
Energias de Portugal	43,276	142,411
Jeronimo Martins	525	8,345
Portugal Telecom	17,205	172,568
PT Multimedia Servicos de Telecomunicacoes e Multimedia	1,560	18,356
Sonae	20,060	28,744
		675,819

Singapore--.8%
Allgreen Properties	6,000	4,733
Ascendas Real Estate Investment Trust	15,700	21,091
CapitaLand	25,000	61,006
CapitaMall Trust	19,000	28,100
Chartered Semiconductor Manufacturing	24,000 a	20,705
City Developments	12,000	63,224

ComfortDelgro	39,700	41,589
Cosco Corp Singapore	22,000	15,319
Creative Technology	750	6,193
Datacraft Asia	3,000	3,210
DBS Group Holdings	25,059	253,246
Fraser and Neave	4,430	51,321
Haw Par	1,658	5,517
Jardine Cycle & Carriage	2,422	17,014
Keppel	12,500	100,906
Keppel Land	10,000	23,416
Neptune Orient Lines	14,000	21,481
Noble Group	16,000	12,817
Olam International	13,000	12,016
Oversea-Chinese Banking	55,942	234,413
Overseas Union Enterprise	1,000	6,778
Parkway Holdings	14,000	20,274
SembCorp Industries	17,254	31,471
SembCorp Logistics	3,356	3,516
SembCorp Marine	11,000	20,132
Singapore Airlines	12,000	105,004
Singapore Exchange	15,000	29,209
Singapore Land	2,000	7,395
Singapore Petroleum	3,000	10,260
Singapore Post	31,000	22,350
Singapore Press Holdings	38,075	100,889
Singapore Technologies Engineering	33,000	60,802
Singapore Telecommunications	155,265	243,020
SMRT	8,000	5,719
STATS ChipPAC	26,000 a	18,265
Suntec Real Estate Investment Trust	19,000	13,347
United Overseas Bank	27,112	242,250
United Overseas Land	15,111	25,886
Venture	5,000	41,287
Want Want Holdings	7,000	8,260
Wing Tai Holdings	6,000	5,361
		2,018,792

Spain--3.6%
Abertis Infraestrusturas	4,784	127,164
Acciona	695	86,757
Acerinox	3,720	59,717
ACS	5,787	201,328
Altadis	6,573	273,050
Antena 3 de Television	1,673	45,283
Banco Bilbao Vizcaya Argentaria	77,720	1,568,519
Banco Popular Espanol	19,818	247,869
Banco Santander Central Hispano	136,435	1,961,569
Cintra Concesiones de Infraestructuras de Transporte	4,002	52,144
Corp Mapfre	2,307	41,349
Ebro Puleva	1,751	29,555
Endesa	21,950	631,697
Fomento de Construcciones y Contratas	941	60,618

Gamesa Corp Tecnologica	4,069		66,209
Gas Natural SDG	4,121		118,998
Grupo Ferrovial	1,427		111,419
Iberdrola	18,710		532,319
Iberia Lineas Aereas de Espana	12,494		33,529
Inditex	4,895		168,037
Indra Sistemas	2,670		51,583
Inmobiliaria Colonial	634		39,186
Metrovacesa	1,350		92,621
NH Hoteles	1,765		28,076
Promotora de Informaciones	1,710		31,438
Repsol YPF	21,073		570,889
Sacyr Vallehermoso	2,427		61,801
Sociedad General de Aguas de Barcelona, Cl. A	1,172		28,762
Sogecable	1,033	a	42,335
Telefonica	102,198		1,558,684
Telefonica Publicidad e Informacion	3,115		28,747
Union Fenosa	4,887		183,963
Zeltia	2,944		21,449
			9,156,664

Sweden--2.3%
Alfa Laval	2,200		47,379
Assa Abloy, Cl. B	6,392		102,825
Atlas Copco, Cl. A	7,595		178,029
Atlas Copco, Cl. B	5,000		105,711
Axfood	920		25,129
Billerud	800		10,768
Capio	1,820		32,265
Castellum	800		30,991
D. Carnegie	870		14,452
Electrolux, Cl. B	6,307		168,129
Elekta, Cl. B	1,800		30,492
Eniro	4,173		54,251
Fabege	1,923		37,752
Gambro, Cl. A	3,742		43,734
Gambro, Cl. B	2,300		26,881
Getinge, Cl. B	4,400		68,758
Hennes & Mauritz, Cl. B	10,934		401,315
Hoganas, Cl. B	400		9,218
Holmen, Cl. B	1,300		48,141
Kungsleden	960		28,995
Lundin Petroleum	4,300	a	55,761
Modern Times Group, Cl. B	1,200	a	58,305
Nordea Bank	50,258		539,532
OMX	1,650	a	25,676
Sandvik	4,616		226,705
SAS	2,050		27,862
Scania, Cl. B	2,172		85,567
Securitas, Cl. B	6,604		120,111
Skandia Forsakrings	20,360		140,366
Skandinaviska Enskilda Banken, Cl. A	10,929		243,262

Skanska, Cl. B	8,499	131,696
SKF, Cl. B	9,388	131,295
SSAB Svenskt Stal, Ser. A	1,150	49,760
SSAB Svenskt Stal, Ser. B	400	16,257
Svenska Cellulosa, Cl. B	4,402	182,957
Svenska Handelsbanken, Cl. A	12,088	296,839
Swedish Match	7,364	92,593
Telefonaktiebolaget LM Ericsson, Cl. B	340,381	1,224,730
Telelogic	4,000 a	10,085
Tele2, Cl. B	7,245	77,777
TeliaSonera	43,234	245,264
Trelleborg, Cl. B	1,840	36,606
Volvo, Cl. A	2,122	100,316
Volvo, Cl. B	4,953	241,956
Wihlborgs Fastigheter	264 a	6,830
WM-data, Cl. B	7,000	23,993
		5,857,316

Switzerland--6.7%
ABB	45,399 a	492,581
Adecco	2,944	164,079
Ciba Specialty Chemicals	1,462	92,666
Clariant	5,571	83,928
Compagnie Financiere Richemont, Cl. A	11,435	519,042
Credit Suisse Group	27,820	1,621,078
Geberit	90	81,703
Givaudan	154	109,330
Holcim	4,130	311,902
Kudelski	651	20,606
Kuhne & Nagel International	230	64,408
Kuoni Reisen Holding	70	32,675
Logitech International	1,841 a	78,103
Lonza Group	801	50,332
Micronas Semiconductor	647 a	21,969
Nestle	9,249	2,707,341
Nobel Biocare Holding	532	120,428
Novartis	53,366	2,924,279
Phonak Holding	972	48,027
PSP Swiss Property	771	35,056
Rieter Holding	106	34,834
Roche Holding	16,112	2,540,492
Schindler Holding	103	44,582
Serono, Cl. B	125	94,401
SGS	100	93,591
SIG Holding	130	30,011
Straumann Holding	197	47,247
Sulzer	77	46,040
Swatch Group	1,198	39,135
Swatch Group, Cl. B	747	120,817
Swiss Reinsurance	7,420	550,520
Swisscom	474	145,315
Syngenta	2,481	314,700

Synthes	1,056	126,199
UBS	23,708	2,572,330
Unaxis Holding	99 a	18,710
Valora Holding	61	11,714
Zurich Financial Services	3,311	723,661
		17,133,832

United Kingdom--23.3%
Aegis Group	23,287	52,564
Aggreko	7,330	35,892
Alliance Unichem	6,119	91,627
Amec	7,079	47,434
Amvescap	16,259	148,391
Anglo American	32,619	1,252,268
ARM Holdings	32,591	76,751
Arriva	4,204	43,861
Associated British Ports Holdings	6,491	67,894
AstraZeneca	36,878	1,784,138
Aviva	54,898	703,013
BAA	25,024	277,978
BAE Systems	74,093	549,144
Balfour Beatty	9,801	63,669
Barclays	148,485	1,586,098
Barratt Developments	5,485	97,244
BBA Group	11,118	62,542
Bellway	2,748	56,070
Berkeley Group Holding	2,731	53,782
BG Group	81,584	920,771
BHP Billiton	56,807	1,048,531
BOC Group	11,193	294,827
Boots Group	16,389	185,260
Bovis Homes Group	2,453	32,851
BP	479,042	5,755,635
Brambles Industries	16,190	117,044
British Airways	11,969 a	69,297
British American Tobacco	36,473	821,336
British Land	11,588	236,647
British Sky Broadcasting	28,443	245,688
Brixton	5,235	42,149
BT Group	195,369	713,576
Bunzl	8,261	92,721
Burberry Group	11,236	86,072
Cable & Wireless	55,154	100,234
Cadbury Schweppes	48,052	471,437
Capita Group	14,943	113,473
Carnival	3,809	211,222
Cattles	6,970	39,518
Centrica	85,116	403,542
Close Brothers Group	2,795	48,360
Cobham	24,690	81,073
Compass Group	48,830	192,452
Cookson Group	3,674 a	30,560

Corus Group	100,008	123,980
Daily Mail & General Trust	7,201	98,678
Davis Service Group	4,424	39,315
De La Rue	3,606	29,802
Diageo	67,914	1,009,714
DSG International	41,928	130,784
Electrocomponents	10,893	58,082
Emap	6,005	90,347
EMI Group	19,197	86,835
Enterprise Inns	7,759	127,424
First Choice Holidays	9,363	40,896
Firstgroup	9,370	67,406
FKI	13,710	31,190
Friends Provident	41,675	148,883
Gallaher Group	14,626	224,601
GKN	15,682	82,781
GlaxoSmithKline	133,659	3,416,096
Great Portland Estates	3,574	26,648
Group 4 Securicor	25,920	77,396
GUS	20,414	374,797
Hammerson	6,187	114,803
Hanson	16,528	190,651
Hays	36,019	84,024
HBOS	89,376	1,570,256
Hilton Group	35,735	231,348
HMV Group	8,660	28,398
HSBC Holdings	258,696	4,294,470
ICAP	11,064	86,672
IMI	8,801	80,637
Imperial Chemical Industries	26,712	173,171
Imperial Tobacco Group	16,602	493,366
Inchcape	1,878	79,208
Intercontinental Hotels Group	9,785	150,609
International Power	34,781	167,681
Intertek Group	3,312	44,355
Invensys	137,049 a	52,371
iSOFT Group	5,492	17,961
Johnson Matthey	5,202	134,711
Kelda Group	8,372	116,510
Kesa Electricals	12,320	54,523
Kingfisher	52,457	221,432
Land Securities Group	10,862	325,299
Legal & General Group	150,811	335,725
Liberty International	5,461	102,448
Lloyds TSB Group	128,773	1,166,117
LogicaCMG	25,688	82,867
London Stock Exchange	5,308	68,634
Man Group	6,641	241,261
Marks & Spencer Group	38,481	332,396
Meggit	9,062	58,386
MFI Furniture	9,710	11,477
Misys	9,747	42,227

Mitchells & Butlers	12,100	87,529
National Express Group	2,980	46,291
National Grid	62,423	638,503
Next	5,755	177,262
Pearson	17,921	231,882
Peninsular and Oriental Steam Navigation	16,546	160,421
Persimmon	6,165	137,734
Pilkington	21,842	60,561
Premier Farnell	8,240	30,426
Provident Financial	6,327	60,162
Prudential	56,102	568,363
Punch Taverns	6,098	93,860
Rank Group	15,819	75,702
Reckitt Benckiser	14,313	469,608
Reed Elsevier	29,637	279,179
Rentokil Initial	40,298	115,851
Resolution	4,310	49,218
Reuters Group	33,667	262,240
Rexam	12,291	111,412
Rio Tinto	24,577	1,252,361
Rolls-Royce Group	36,778	283,694
Rolls-Royce Group, Cl. B	1,063,589	1,890
Royal & Sun Alliance Insurance Group	68,794	153,450
Royal Bank of Scotland Group	73,008	2,257,837
Royal Dutch Shell, Cl. A	92,960	3,160,706
Royal Dutch Shell, Cl. B	63,319	2,268,807
SABMiller	20,762	422,151
Sage Group	28,549	135,099
Schroders	3,266	63,737
Sainsbury (J)	32,494	173,837
Scottish & Newcastle	17,928	159,322
Scottish & Southern Energy	20,019	380,358
Scottish Power	43,126	439,204
Serco Group	9,800	54,780
Severn Trent	7,804	158,955
Signet Group	42,153	76,232
Slough Estates	9,574	100,652
Smith & Nephew	21,963	217,821
Smiths Group	12,588	221,943
SSL International	3,900	21,713
Stagecoach Group	21,317	42,434
Tate & Lyle	10,894	111,528
Taylor Woodrow	13,367	92,656
Telent	5,104 a	35,651
Tesco	180,458	1,019,944
3i Group	12,673	206,548
Tomkins	17,459	95,187
Travis Perkins	2,664	69,934
Trinity Mirror	6,192	67,353
Unilever	63,652	668,609
United Business Media	6,340	73,414
United Utilities	19,654	236,490

Vodafone Group	1,447,326	3,035,438
Whitbread	5,822	109,945
William Hill	9,714	98,584
Wimpey (George)	9,867	90,185
Wolseley	13,753	330,970
WPP Group	27,811	308,443
Yell Group	15,819	149,789
		59,348,140

Total Common Stocks
(cost $180,510,832)		247,506,444

Preferred Stocks--.2%

Germany:
Fresenius Medical Care	530	49,877
Henkel	1,334	149,304
Porsche	177	137,878
ProSieben Sat.1 Media	1,533	35,127
RWE	815	60,339
Volkswagen	2,382	102,249
Total Preferred Stocks
(cost $367,520)		534,774

Other Investments--2.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,714,000)	5,714,000 c	5,714,000

	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bill;
3.88%, 3/9/2006
(cost $597,671)	600,000 d	597,504

Investment of Cash Collateral for Securities Loaned--.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $16,584)	16,584 c	16,584

Total Investments (cost $187,206,607)	99.5%	254,369,306

Cash and Receivables (Net)	0.5%	1,164,955

Net Assets	100.0%	255,534,261

a	Non-income producing.
b	A portion of this security is on loan. At January 31, 2006, the total market value of the portfolio's security on loan is $16,313 and the total market value of the collateral held by the portfolio is $16,584
c	Investments in affiliated money market mutual funds.
d	Wholly held by the broker in a segregated account as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INTERNATIONAL STOCK INDEX
Statement of Financial Futures
January 31, 2006 (Unaudited)

	Market Value		Unrealized
	Covered by		Appreciation
Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long

DJ Euro STOXX 50	61	2,744,379	March 2006	49,528
Financial Times 100	24	2,449,544	March 2006	17,124
TOPIX	16	2,339,896	March 2006	78,719

				145,371

DREYFUS SMALLCAP STOCK INDEX FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)

Consumer Cyclical--14.6%
Aaron Rents	59,997		1,442,928
Albany International, Cl. A	47,600		1,761,200
Angelica	12,900		222,525
Arctic Cat	24,500		571,340
Ashworth	11,900	[a]	101,150
Audiovox, Cl. A	29,500	[a]	441,320
Aztar	51,500	[a]	1,589,290
Bally Total Fitness Holding	29,500	[a,b]	232,460
Bassett Furniture Industries	16,900		329,550
Brown Shoe	31,100		1,400,122
Burlington Coat Factory Warehouse	23,600		1,054,448
Casey's General Stores	77,900		1,982,555
Cato, Cl. A	51,400		1,109,726
CEC Entertainment	51,525	[a]	1,855,930
Children's Place Retail Stores	34,500	[a]	1,510,755
Christopher & Banks	51,575		1,020,669
Coachmen Industries	20,300		256,592
Cost Plus	25,500	[a]	498,525
CPI	9,900		197,010
Dress Barn	33,000	[a]	1,522,620
Ethan Allen Interiors	52,500		2,231,775
Finish Line, Cl. A	67,800		1,217,010
Fleetwood Enterprises	94,000	[a,b]	1,118,600
Fossil	69,325	[a]	1,643,002
Fred's	57,600		914,688
Frontier Airlines	43,100	[a,b]	289,632
Genesco	38,600	[a]	1,503,470
Great Atlantic & Pacific Tea	25,000	[a]	780,750
Group 1 Automotive	32,800	[a]	1,130,944
Guitar Center	40,700	[a]	2,184,776
Gymboree	45,100	[a]	1,111,264
Hancock Fabrics/DE	15,600	[b]	71,136
Haverty Furniture Cos.	33,700		500,782
Hibbett Sporting Goods	58,500	[a]	1,793,025
HOT Topic	58,500	[a,b]	840,060
Ihop	29,100		1,430,847
Insight Enterprises	68,800	[a]	1,438,608
Interface, Cl. A	59,300	[a]	557,420
J Jill Group	27,500	[a]	530,475
Jack in the Box	52,200	[a]	2,075,472
Jakks Pacific	43,100	[a,b]	978,801
Jo-Ann Stores	31,460	[a]	413,070
JOS A Bank Clothiers	18,400	[a]	943,368
K-Swiss, Cl. A	44,200		1,398,930
K2	58,400	[a]	694,960
Kellwood	40,300		975,663
La-Z-Boy	70,000	[b]	1,143,800
Landry's Restaurants	25,300		775,192

Lenox Group	23,800	[a]	324,870
Linens 'n Things	60,600	[a]	1,673,166
Lone Star Steakhouse & Saloon	30,700		831,663
Longs Drug Stores	40,400		1,413,596
Marcus	31,400		755,798
MarineMax	23,000	[a]	723,810
Men's Wearhouse	77,300	[a]	2,641,341
Mesa Air Group	51,700	[a]	602,305
Midas	19,100	[a]	364,810
Monaco Coach	38,350		519,259
Movie Gallery	41,300	[b]	225,085
Multimedia Games	39,000	[a,b]	370,500
National Presto Industries	5,900		276,120
Nautilus	50,200	[b]	820,770
O'Charleys	30,900	[a]	534,879
Oshkosh Truck	108,200		5,335,342
Oxford Industries	19,400		880,954
Panera Bread, Cl. A	45,000	[a]	3,064,500
Papa John's International	42,100	[a]	1,462,133
PEP Boys-Manny Moe & Jack	66,000	[b]	1,029,600
PF Chang's China Bistro	36,500	[a,b]	1,870,990
Phillips-Van Heusen	54,200		1,958,246
Pinnacle Entertainment	63,500	[a]	1,830,070
Polaris Industries	62,500	[b]	3,409,375
Quiksilver	166,200	[a]	2,330,124
Rare Hospitality International	48,750	[a]	1,538,062
Red Robin Gourmet Burgers	20,000	[a]	793,800
Russ Berrie & Co.	18,100		229,146
Russell	40,900		624,952
Ryan's Restaurant Group	58,500	[a]	764,595
School Specialty	33,000	[a]	1,239,150
SCP Pool	78,230		3,119,812
Select Comfort	55,800	[a,b]	1,540,080
Shuffle Master	51,373	[a,b]	1,304,874
Skywest	82,000		2,392,760
Sonic	86,345	[a]	2,499,688
Sonic Automotive	50,700		1,192,971
Stage Stores	36,100		1,071,809
Standard Motor Products	17,400		183,222
Steak N Shake	39,678	[a]	727,695
Stein Mart	44,000		729,520
Stride Rite	57,500		832,025
Sturm Ruger & Co.	33,700		238,596
Superior Industries International	31,700	[b]	735,440
Too	49,000	[a]	1,417,570
Toro	65,200		2,882,492
Tractor Supply	47,800	[a]	2,441,624
Triarc Cos., Cl. B	74,200	[b]	1,228,752
Wabash National	44,500	[b]	949,185
Winnebago Industries	53,200	[b]	1,665,692
WMS Industries	31,400	[a,b]	822,366
Wolverine World Wide	85,250		2,050,262
Zale	73,900	[a]	1,811,289
			122,064,970

Consumer Staples--2.7%
Alliance One International	118,400	[b]	528,064

American Italian Pasta, Cl. A	30,300	[b]	110,595
Corn Products International	108,200		2,950,614
Delta & Pine Land	52,233		1,229,565
Flowers Foods	78,075		2,147,843
Hain Celestial Group	51,700	[a]	1,205,127
Hansen Natural	17,500	[a,b]	1,536,500
J & J Snack Foods	24,700		747,916
Lance	44,500		963,870
Libbey	19,800		216,612
LKQ	65,200	[a]	1,466,348
Nash Finch	22,600		668,960
Peet's Coffee & Tea	17,500	[a,b]	539,350
Performance Food Group	55,500	[a,b]	1,530,135
Playtex Products	87,000	[a]	1,167,540
Ralcorp Holdings	43,500	[a]	1,709,550
Sanderson Farms	22,200		621,600
TreeHouse Foods	45,500	[a]	894,075
United Natural Foods	53,300	[a]	1,723,189
WD-40	26,700		838,647
			22,796,100

Energy--9.5%
American States Water	22,050		694,575
Atmos Energy	120,400		3,164,112
Atwood Oceanics	20,300	[a]	1,971,739
Cabot Oil & Gas	69,250		3,571,222
Cal Dive International	115,200	[a]	4,836,096
CARBO Ceramics	26,100		1,758,357
Cascade Natural Gas	14,800		298,072
Cimarex Energy	123,800		5,640,328
Dril-Quip	10,600	[a]	667,482
Energen	110,000		4,292,200
Frontier Oil	85,800		4,066,062
Hydril	29,700	[a]	2,445,795
Laclede Group	33,900		1,105,818
Lone Star Technologies	48,500	[a]	2,759,650
New Jersey Resources	40,500		1,840,725
Northwest Natural Gas	41,100		1,462,749
Oceaneering International	39,000	[a]	2,316,990
Penn Virginia	25,200		1,648,584
Petroleum Development	27,000	[a]	1,157,220
Piedmont Natural Gas	110,300	[b]	2,674,775
Remington Oil & Gas	39,600	[a]	1,774,080
South Jersey Industries	41,800		1,228,920
Southern Union	142,872	[a]	3,600,374
Southwest Gas	56,800		1,570,520
St. Mary Land & Exploration	81,800		3,569,752
Stone Energy	41,200	[a]	2,060,412
Swift Energy	42,200	[a]	2,085,524
Tetra Technologies	47,525	[a]	1,885,792
UGI	153,300		3,291,351
Unit	68,600	[a]	4,095,420
Veritas DGC	53,200	[a]	2,397,192
W-H Energy Services	39,300	[a]	1,897,404
World Fuel Services	41,000		1,412,860
			79,242,152

Health Care--10.7%
Alpharma, Cl. A	67,600		2,261,220
Amedisys	22,300	[a,b]	1,011,305
American Healthways	48,700	[a]	2,175,916
American Medical Systems Holdings	99,400	[a]	2,252,404
AMERIGROUP	76,400	[a]	1,705,248
Amsurg	44,300	[a]	960,867
Analogic	20,100		1,115,550
Arqule	41,500	[a]	223,270
Arthrocare	34,700	[a]	1,554,213
Biolase Technology	17,400	[b]	132,240
Biosite	26,000	[a,b]	1,297,920
Bradley Pharmaceuticals	23,300	[a,b]	273,309
Cambrex	41,800		924,198
Chemed	38,198		2,030,606
CNS	24,100		527,067
Conmed	43,200	[a,b]	1,021,248
Connetics	42,500	[a,b]	636,650
Cooper Cos.	64,400		3,569,692
Cyberonics	32,200	[a,b]	966,322
Datascope	23,600		828,360
Diagnostic Products	35,500		1,803,400
DJ Orthopedics	34,100	[a]	1,119,503
Enzo Biochem	46,717	[a]	609,190
Haemonetics/Mass.	39,500	[a]	2,054,000
Hologic	63,000	[a]	3,241,980
Hooper Holmes	91,900		321,650
ICU Medical	21,300	[a]	767,652
Idexx Laboratories	48,500	[a]	3,725,770
Immucor	67,000	[a]	2,013,350
Integra LifeSciences Holdings	28,500	[a]	1,111,500
Intermagnetics General	35,375	[a]	1,427,027
Invacare	44,800		1,549,632
Kensey Nash	14,900	[a]	363,709
Laserscope	27,600	[a,b]	744,372
LCA-Vision	30,400		1,707,568
Medicis Pharmaceutical, Cl. A	79,600	[b]	2,460,436
Mentor	55,000		2,475,000
Merit Medical Systems	37,100	[a]	523,481
MGI Pharma	105,000	[a]	1,750,350
Nature's Sunshine Products	19,100		337,306
NBTY	76,500	[a]	1,582,785
Noven Pharmaceuticals	32,800	[a]	512,664
Odyssey HealthCare	51,150	[a]	1,042,437
Osteotech	25,000	[a]	135,250
Owens & Minor	61,700		1,931,210
Pediatrix Medical Group	38,400	[a]	3,366,912
PolyMedica	35,300		1,402,116
Possis Medical	25,900	[a]	253,820
Regeneron Pharmaceuticals	61,200	[a]	932,076
RehabCare Group	25,800	[a]	494,844
Resmed	98,100	[a]	3,869,064
Respironics	106,800	[a]	3,848,004
Savient Pharmaceuticals	85,300	[a]	381,291
SFBC International	26,100	[a,b]	575,505
Sierra Health Services	76,000	[a]	3,011,120
Sunrise Senior Living	50,200	[a,b]	1,824,770

SurModics	26,100	[a,b]	962,568
Sybron Dental Specialties	59,599	[a]	2,538,917
Theragenics	42,000	[a]	154,560
United Surgical Partners International	64,000	[a]	2,480,640
USANA Health Sciences	15,800	[a,b]	633,738
Viasys Healthcare	45,600	[a]	1,291,392
Vital Signs	11,300		579,803
			89,379,967

Interest Sensitive--15.1%
Acadia Realty Trust	43,700		932,121
Anchor Bancorp Wisconsin	28,100		874,753
BankAtlantic Bancorp, Cl. A	72,200		1,010,800
BankUnited Financial, Cl. A	46,200		1,298,220
Boston Private Financial Holdings	47,100		1,438,434
Brookline Bancorp	86,000		1,289,140
Cash America International	43,600		1,154,964
Centene	61,500	[a]	1,616,835
Central Pacific Financial	47,800		1,759,040
Chittenden	68,037		1,930,210
Colonial Properties Trust	67,200		3,105,984
Commercial Net Lease Realty	86,200	[b]	1,976,566
Community Bank System	44,100		1,025,766
Delphi Financial Group, Cl. A	43,417		2,069,254
Dime Community Bancshares	37,450		553,886
Downey Financial	32,280		2,113,694
East West Bancorp	83,600		3,085,676
EastGroup Properties	30,700		1,449,654
Entertainment Properties Trust	42,600		1,851,396
Essex Property Trust	35,500		3,527,990
Fidelity Bankshares	27,800		947,146
Financial Federal	26,100		1,167,975
First Bancorp/Puerto Rico	124,900		1,596,222
First Midwest Bancorp/IL	67,174		2,345,044
First Republic Bank/San Francisco, CA	35,750		1,357,070
FirstFed Financial	28,500	[a]	1,786,950
Flagstar Bancorp	50,000	[b]	759,000
Franklin Bank/Houston, TX	35,200	[a]	607,552
Fremont General	97,500		2,388,750
Glacier Bancorp	43,000		1,366,540
Glenborough Realty Trust	50,600		995,808
Gold Banc	49,200		893,472
Hanmi Financial	58,000		1,101,420
Harbor Florida Bancshares	23,500		915,325
Hilb, Rogal & Hobbs	46,300		1,800,144
Infinity Property & Casualty	30,600		1,180,548
Investment Technology Group	60,900	[a]	2,739,282
iPayment	20,900	[a]	870,276
Irwin Financial	33,400		715,428
Kilroy Realty	38,300		2,588,697
LaBranche & Co.	91,000	[a]	1,041,950
LandAmerica Financial Group	27,600	[b]	1,821,048
Lexington Corporate Properties Trust	78,800	[b]	1,749,360
MAF Bancorp	42,400		1,822,776
Nara Bancorp	35,200		630,080
NCO Group	51,100	[a]	870,233
New Century Financial	81,950	[b]	3,214,899

Parkway Properties/Md	23,500		994,520
Philadelphia Consolidated Holding	27,200	[a]	2,642,480
Piper Jaffray Cos.	26,500	[a]	1,187,995
Portfolio Recovery Associates	23,100	[a]	1,137,675
Presidential Life	38,500		826,595
PrivateBancorp	29,000		1,096,490
ProAssurance	44,400	[a,b]	2,272,836
Prosperity Bancshares	30,000		873,900
Provident Bankshares	44,324		1,628,021
Republic Bancorp/MI	100,925		1,306,979
Rewards Network	26,600	[a,b]	183,540
RLI	31,400		1,716,010
Selective Insurance Group	41,700	[b]	2,418,600
Shurgard Storage Centers, Cl. A	67,400		4,064,220
South Financial Group	101,100		2,636,688
Sovran Self Storage	26,700		1,322,451
Sterling Bancshares/TX	73,500		1,231,125
Sterling Financial/WA	47,535		1,331,931
Stewart Information Services	28,100		1,501,945
Susquehanna Bancshares	68,700		1,658,418
SWS Group	23,671		549,877
Town & Country Trust	22,300	[b]	826,215
Trustco Bank NY	101,544		1,287,578
UCBH Holdings	136,800		2,373,480
UICI	51,500		1,881,295
Umpqua Holdings	63,200		1,780,976
United Bankshares	52,800		1,967,856
United Fire & Casualty	26,400		1,082,928
Whitney Holding	94,570		3,111,353
Wintrust Financial	35,900		1,927,830
World Acceptance	26,900	[a]	762,884
Zenith National Insurance	53,600		2,963,544
			125,885,613

Producer Goods--22.9%
AAR	48,550	[a]	1,156,947
Acuity Brands	66,000		2,500,740
Aleris International	42,578	[a]	1,772,096
AM Castle & Co.	16,300		491,445
AMCOL International	34,400		928,112
AO Smith	33,650		1,449,979
Apogee Enterprises	40,500		747,630
Applied Industrial Technologies	41,750		1,774,375
Aptargroup	52,900		2,985,676
Arch Chemicals	36,000		1,116,000
Arkansas Best	41,100		1,759,491
Armor Holdings	44,100	[a]	2,102,247
Astec Industries	24,100	[a]	926,645
ASV	23,600	[a,b]	778,800
Baldor Electric	42,733		1,276,862
Barnes Group	29,400		1,113,378
Belden CDT	61,312		1,661,555
Brady, Cl. A	75,200		2,990,704
Briggs & Stratton	75,200	[b]	2,616,208
Brush Engineered Materials	27,300	[a]	587,769
Buckeye Technologies	38,700	[a]	364,554
Building Material Holding	23,700	[b]	1,876,329

C&D Technologies	26,400		219,120
Caraustar Industries	34,200	[a]	372,096
Carpenter Technology	31,300		2,834,528
Century Aluminum	34,300	[a]	1,168,944
Ceradyne	37,100	[a,b]	2,123,604
Champion Enterprises	110,399	[a]	1,513,570
Chaparral Steel	28,500	[a]	1,169,925
Chesapeake	34,800		539,400
Clarcor	76,600		2,610,528
Cleveland-Cliffs	33,400	[b]	3,602,190
Commercial Metals	88,600		4,193,438
Cubic	22,100	[b]	492,609
Curtiss-Wright	32,000		1,898,880
Deltic Timber	17,400		922,374
Drew Industries	21,300	[a]	801,945
EDO	21,600		596,808
EGL	47,900	[a]	1,959,589
ElkCorp	27,200		956,624
EMCOR Group	23,100	[a]	1,894,662
EnPro Industries	31,000	[a]	951,080
Florida Rock Industries	69,537		3,759,170
Forward Air	46,750		1,823,250
Gardner Denver	38,400	[a]	2,031,360
GenCorp	70,400	[a,b]	1,410,112
Georgia Gulf	51,000		1,744,200
Greatbatch	31,500	[a]	820,260
Griffon	41,000	[a,b]	967,600
HB Fuller	47,900		1,810,141
Headwaters	62,700	[a,b]	2,163,150
Heartland Express	66,256		1,543,102
HUB Group, Cl. A	31,700	[a]	1,342,495
Hughes Supply	97,000		4,471,700
IDEX	74,800		3,440,800
Insituform Technologies, Cl. A	35,600	[a]	904,596
JLG Industries	77,000		4,194,960
Kaman	35,400		745,878
Kansas City Southern	103,000	[a,b]	2,675,940
Kaydon	41,400	[b]	1,384,416
Kirby	35,700	[a]	2,003,841
Knight Transportation	78,650		1,599,741
Landstar System	90,000		3,807,000
Lawson Products	7,300		308,352
Lennox International	78,300		2,501,685
Lindsay Manufacturing	15,200		379,392
Lufkin Industries	18,500		1,246,900
Lydall	16,800	[a]	151,200
M/I Homes	14,100		562,026
MacDermid	38,300		1,154,745
Magnetek	22,500	[a]	91,125
Manitowoc	44,675		2,970,888
Massey Energy	110,900	[b]	4,574,625
Material Sciences	18,100	[a]	251,590
Maverick Tube	64,000	[a,b]	3,062,400
Meritage Homes	34,200	[a]	2,069,100
Moog, Cl. A	55,275	[a]	1,852,265
Mueller Industries	60,000		1,741,800
Myers Industries	47,609		714,135

NCI Building Systems	30,000	[a]	1,521,000
Neenah Paper	21,500		629,950
NS Group	33,300	[a]	1,503,828
NVR	7,900	[a]	6,274,575
Offshore Logistics	34,600	[a]	1,242,140
Old Dominion Freight Line	41,600	[a]	1,187,264
OM Group	34,000	[a]	731,340
Omnova Solutions	32,200	[a]	217,028
Penford	16,300		254,443
PolyOne	111,200	[a]	796,192
Pope & Talbot	17,800		145,960
Quaker Chemical	10,100		201,091
Quanex	41,250		2,562,038
Regal-Beloit	43,400		1,601,026
Reliance Steel & Aluminum	43,300		3,442,350
Robbins & Myers	17,500		412,650
Rock-Tenn, Cl. A	51,400		718,572
Rogers	23,100	[a]	1,088,241
RTI International Metals	29,000	[a]	1,312,250
Ryerson	30,100	[b]	929,488
Schulman (A.)	45,500		1,121,575
Schweitzer-Mauduit International	17,400		463,188
SEACOR Holdings	27,850	[a]	2,068,698
Simpson Manufacturing	52,600		2,035,094
Skyline	12,300		502,578
Spectrum Brands	51,100	[a]	966,301
Standard-Pacific	99,700		3,878,330
Standex International	16,300		503,996
Steel Technologies	18,000		523,980
Stewart & Stevenson Services	36,200		940,114
Teledyne Technologies	50,800	[a]	1,660,144
Texas Industries	35,400		1,904,874
Tredegar	44,300		661,399
Triumph Group	24,100	[a]	1,018,466
United Stationers	52,400	[a]	2,621,572
Universal Forest Products	26,600		1,523,382
URS	60,900	[a]	2,605,302
Valmont Industries	24,900		997,245
Watsco	37,100		2,624,454
Watts Water Technologies, Cl. A	37,100		1,249,528
Wausau Paper	63,500		809,625
Wellman	22,500		159,750
Wolverine Tube	9,900	[a]	52,371
Woodward Governor	16,800		1,571,640
			191,310,428

Services--7.9%
ABM Industries	59,700		1,140,867
Administaff	36,600		1,575,264
Advo	46,450		1,527,276
Arbitron	46,800		1,857,960
Bowne & Co.	41,400		623,484
Brightpoint	60,050	[a]	1,356,530
CACI International, Cl. A	44,100	[a]	2,518,110
CDI	18,400		501,768
Central Parking	24,110		355,623
Cerner	92,800	[a,b]	4,176,000

Ciber	77,600	[a]	487,328
Consolidated Graphics	19,100	[a]	980,976
Cross Country Healthcare	30,700	[a]	606,632
Daktronics	23,400		711,126
Digital Insight	49,200	[a]	1,764,804
eFunds	65,500	[a]	1,544,490
Factset Research Systems	51,500		2,053,820
4Kids Entertainment	18,300	[a]	314,211
G & K Services, Cl. A	31,000		1,231,940
Gentiva Health Services	30,000	[a]	569,700
Gevity HR	34,800		955,260
Global Payments	98,640		5,023,735
Healthcare Services Group	45,700		894,349
Heidrick & Struggles International	26,300	[a]	882,628
Intrado	25,100	[a]	638,544
John H. Harland	42,500		1,586,525
Keane	62,500	[a]	676,875
Kronos/MA	45,650	[a]	1,794,045
Labor Ready	81,350	[a]	1,894,642
Live Nation	99,500	[a]	1,766,125
Mantech International, Cl. A	27,300	[a]	763,308
MAXIMUS	30,500		1,193,160
MIVA	26,700	[a]	144,180
Mobile Mini	19,700	[a]	979,484
On Assignment	6,600	[a]	82,038
Parexel International	36,300	[a]	884,994
Paxar	50,125	[a]	1,013,528
Pegasus Solutions	19,200	[a]	171,840
Pre-Paid Legal Services	20,500	[b]	782,895
Shaw Group	116,800	[a]	4,160,416
Sourcecorp	22,900	[a]	602,728
Spherion	89,000	[a]	996,800
Standard Register	18,300		332,145
Startek	20,600		418,180
Talx	47,450		1,487,083
Tetra Tech	83,156	[a]	1,392,863
Thomas Nelson	19,900		511,430
Universal Technical Institute	33,600	[a]	1,228,080
Vertrue	14,100	[a,b]	609,966
Viad	32,100		913,887
Volt Information Sciences	15,400	[a]	376,992
Waste Connections	70,150	[a]	2,451,041
Watson Wyatt Worldwide, Cl. A	61,700		1,878,148
			65,385,823

Technology--14.8%
Actel	31,900	[a]	484,242
Adaptec	138,300	[a]	752,352
Advanced Energy Industries	41,400	[a]	649,566
Aeroflex	100,600	[a]	1,216,254
Agilysys	55,200		1,170,240
Altiris	34,900	[a]	682,295
Anixter International	49,500		2,291,355
Ansys	50,200	[a]	2,201,772
Applied Signal Technology	14,000		324,380
Artesyn Technologies	48,100	[a,b]	484,848
ATMI	54,200	[a]	1,821,120

Avid Technology	60,520	[a]	3,006,028
Axcelis Technologies	143,200	[a]	905,024
Bel Fuse, Cl. B	22,700		845,348
Bell Microproducts	43,000	[a]	273,480
Benchmark Electronics	61,400	[a]	2,242,942
Black Box	26,200		1,326,506
Blue Coat Systems	17,100	[a]	700,929
Brooks Automation	101,648	[a]	1,713,785
C-COR	54,100	[a]	345,699
Captaris	35,900	[a]	138,933
Carreker	31,300	[a]	176,219
Catapult Communications	18,800	[a]	223,344
Checkpoint Systems	55,700	[a]	1,502,229
Cognex	68,200		1,990,076
Coherent	46,800	[a]	1,448,928
Cohu	32,500		921,375
Coinstar	39,800	[a,b]	991,020
Comtech Telecommunications	31,500	[a]	1,003,905
CTS	52,200		642,582
Cymer	57,600	[a]	2,600,064
Dendrite International	63,200	[a]	917,664
Digi International	32,100	[a]	363,693
Diodes	27,800	[a]	1,029,712
Dionex	32,050	[a]	1,699,612
Ditech Communications	46,600	[a]	424,526
DSP Group	44,500	[a]	1,306,075
Electro Scientific Industries	46,500	[a]	1,184,355
EPIQ Systems	26,400	[a]	588,720
ESS Technology	51,200	[a]	204,800
Esterline Technologies	37,600	[a]	1,555,512
Exar	51,500	[a]	693,705
FEI	35,600	[a]	821,648
Filenet	61,200	[a]	1,717,272
Flir Systems	100,500	[a]	2,381,850
Gerber Scientific	40,700	[a]	452,584
Global Imaging Systems	35,200	[a]	1,244,672
Harmonic	86,600	[a]	478,032
Hutchinson Technology	35,600	[a]	985,408
Hyperion Solutions	88,462	[a]	3,043,977
InfoSpace	40,900	[a]	965,649
Input/Output	78,500	[a,b]	617,795
Inter-Tel	38,500		834,680
Internet Security Systems	57,700	[a]	1,230,164
Itron	38,100	[a]	1,823,847
j2 Global Communications	40,300	[a,b]	1,924,325
JDA Software Group	35,900	[a]	550,347
Keithley Instruments	22,800		348,840
Komag	45,500	[a,b]	2,141,230
Kopin	91,600	[a]	436,016
Kulicke & Soffa Industries	63,800	[a]	713,922
Littelfuse	31,100	[a]	919,005
Manhattan Associates	41,700	[a]	907,392
Mapinfo	30,500	[a]	430,965
Meade Instruments	29,000	[a]	92,510
Mercury Computer Systems	30,700	[a]	594,352
Methode Electronics	62,400		767,520
Micros Systems	57,000	[a]	2,630,550

Microsemi	92,600	[a]	2,818,744
MRO Software	33,600	[a]	515,424
MTS Systems	35,400		1,297,410
Napster	50,900	[a,b]	199,019
Netgear	49,000	[a]	887,880
Network Equipment Technologies	22,800	[a]	95,532
Novatel Wireless	36,300	[a,b]	396,033
Open Solutions	28,000	[a]	727,720
Park Electrochemical	34,350		971,418
PC-Tel	20,100	[a]	191,553
Per-Se Technologies	51,345	[a]	1,276,950
Pericom Semiconductor	34,400	[a]	333,680
Phoenix Technologies	31,300	[a]	214,405
Photon Dynamics	16,000	[a]	350,560
Photronics	63,600	[a]	1,147,344
Planar Systems	29,900	[a,b]	413,218
Power Integrations	50,100	[a]	1,327,149
Progress Software	60,500	[a]	1,739,980
Quality Systems	13,000		1,150,500
Radiant Systems	32,000	[a]	448,000
Radisys	30,100	[a,b]	541,198
Roper Industries	128,300		5,176,905
Rudolph Technologies	15,900	[a]	243,111
SBS Technologies	25,300	[a]	288,673
Scansource	21,600	[a]	1,270,296
Secure Computing	76,300	[a]	1,110,928
Serena Software	46,000	[a]	1,086,060
Skyworks Solutions	214,700	[a]	1,133,616
Sonic Solutions	36,000	[a,b]	603,000
SPSS	24,200	[a]	780,208
Standard Microsystems	27,800	[a]	957,432
Supertex	19,900	[a]	596,801
Symmetricom	65,750	[a]	650,268
Synaptics	35,400	[a]	974,208
Take-Two Interactive Software	96,000	[a,b]	1,522,560
Technitrol	60,000		1,221,600
THQ	89,825	[a,b]	2,357,906
Tollgrade Communications	18,500	[a]	215,710
Trimble Navigation	80,000	[a]	3,201,600
Ultratech	23,000	[a]	441,600
Varian Semiconductor Equipment Associates	56,000	[a]	2,773,680
Veeco Instruments	32,100	[a,b]	698,175
ViaSat	30,000	[a]	756,000
Vicor	23,300		394,935
WebEx Communications	51,700	[a]	1,255,276
Websense	37,500	[a,b]	2,472,375
X-Rite	30,400		361,456
			123,687,862

Utilities--1.5%
Allete	46,500		2,059,485
Avista	70,700		1,351,077
Central Vermont Public Service	19,000		367,650
CH Energy Group	19,600		919,240
Cleco	73,700		1,616,241
Commonwealth Telephone Enterprises	36,700		1,224,679
El Paso Electric	69,700	[a]	1,427,456

General Communication, Cl. A			58,900	[a]	639,065
Green Mountain Power			5,300		159,530
UIL Holdings			21,100		1,019,974
Unisource Energy			50,000	[b]	1,546,500
					12,330,897
Total Common Stocks
(cost $617,359,126)					832,083,812

			Principal
Short-Term Investment--0.1%			Amount ($)		Value ($)

U.S. Treasury Bills--.0%
3.90%, 2/23/2006			75,000	[c]	74,813
3.88%, 3/2/2006			75,000	[c]	74,746
					149,559
Repurchase Agreement--0.1%
Greenwich Capital Markets,
4.37%, dated 1/31/2006, due 2/1/2006
in the amount of $860,104 (fully collateralized by
$740,000 of U.S. Treasury Bonds, 6%, due 2/15/2026
value $877,318)			860,000		860,000
Total Short-Term Investments
(cost $1,009,594)					1,009,559

Investment of Cash Collateral
for Securities Loaned--9%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $74,771,322)			74,771,322	[d]	74,771,322

Total Investments (cost $693,140,042)			108.8%		907,864,693

Liabilities, Less Cash and Receivables			(8.8%)		(73,122,357)

Net Assets			100.0%		834,742,336

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund's securities on loan is $72,169,733 and the total market value of the collateral held by the fund is $74,771,322.
[c] Partially held by the broker in a segregated account as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2006 (Unaudited)

		Market Value			Unrealized
		Covered by			Appreciation
	Contracts	Contracts ($)	Expiration		at 1/31/2006 ($)

Financial Futures Long
Russell 2000 E-Mini	40	2,946,800	March 2006		59,590

Dreyfus S & P 500 Index Fund
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)

Consumer Cyclical--8.2%
Albertson's	110,372	[a]	2,775,856
Autonation	54,200	[b]	1,208,118
Autozone	16,500	[b]	1,612,875
Bed Bath & Beyond	88,800	[b]	3,322,008
Best Buy	122,325		6,196,984
Big Lots	34,200	[a,b]	457,254
Brunswick	28,900		1,086,351
Circuit City Stores	46,900		1,182,349
Coach	113,700	[b]	4,087,515
Cooper Tire & Rubber	18,400	[a]	275,816
Costco Wholesale	141,300		7,049,457
CVS	243,600		6,762,336
Dana	45,159	[a]	219,924
Darden Restaurants	39,150		1,591,839
Dillard's, Cl. A	18,400		476,560
Dollar General	94,708	[a]	1,600,565
Eastman Kodak	85,900	[a]	2,156,090
Family Dollar Stores	46,500		1,113,675
Federated Department Stores	81,450		5,427,013
Ford Motor	555,892		4,769,553
Gap	171,725		3,106,505
General Motors	169,200	[a]	4,070,952
Genuine Parts	51,900		2,207,307
Goodyear Tire & Rubber	52,800	[a,b]	825,792
Harley-Davidson	82,200	[a]	4,400,166
Harman International Industries	19,700		2,167,000
Harrah's Entertainment	55,000		4,048,000
Hasbro	53,400	[a]	1,132,080
Hilton Hotels	98,200		2,448,126
Home Depot	635,703		25,777,757
International Game Technology	100,800	[a]	3,606,624
JC Penney	69,500		3,878,100
Johnson Controls	57,700		3,995,148
Jones Apparel Group	35,000		1,094,800
Kohl's	103,200	[b]	4,581,048
Kroger	216,900	[b]	3,990,960
Limited Brands	104,200		2,465,372
Liz Claiborne	31,900		1,107,568
Lowe's Cos.	234,000		14,870,700
Marriott International, Cl. A	49,300		3,285,352
Mattel	120,800	[a]	1,993,200
Maytag	24,000		413,280
McDonald's	376,600		13,184,766
Navistar International	18,500	[b]	503,200
Nike, Cl. B	56,900		4,606,055
Nordstrom	65,400		2,728,488
Office Depot	92,400	[b]	3,063,060
OfficeMax	21,200		605,684
Paccar	50,650	[a]	3,525,240
RadioShack	40,300		894,660
Safeway	134,400		3,150,336

Sears Holdings	29,862	[b]	3,626,441
Southwest Airlines	208,718		3,435,498
Staples	218,875		5,189,526
Starbucks	230,000	[a,b]	7,291,000
Starwood Hotels & Resorts Worldwide	65,600		3,989,136
Supervalu	40,800		1,302,744
Target	263,100		14,404,725
Tiffany & Co.	42,600	[a]	1,606,020
TJX Cos.	137,900		3,520,587
VF	26,600		1,475,768
Wal-Mart Stores	747,500		34,467,225
Walgreen	302,900		13,109,512
Wendy's International	34,800		2,051,460
Whirlpool	20,200		1,629,736
Whole Foods Market	41,400		3,058,218
Yum! Brands	84,720	[a]	4,191,098
			285,448,158

Consumer Staples--7.3%
Alberto-Culver	22,600		1,001,180
Altria Group	623,100		45,075,054
Anheuser-Busch Cos.	232,300		9,626,512
Archer-Daniels-Midland	195,460		6,156,990
Avon Products	137,172	[a]	3,884,711
Brown-Forman, Cl. B	24,900		1,765,908
Campbell Soup	55,700		1,667,101
Clorox	45,100		2,699,235
Coca-Cola	619,400		25,630,772
Coca-Cola Enterprises	90,700		1,790,418
Colgate-Palmolive	155,000		8,507,950
ConAgra Foods	155,300	[a]	3,219,369
Constellation Brands, Cl. A	58,900	[b]	1,572,041
Estee Lauder Cos., Cl. A	36,100		1,316,567
Fortune Brands	43,700		3,275,752
General Mills	106,300		5,167,243
Hershey	54,200		2,775,040
HJ Heinz	100,100		3,397,394
Kellogg	76,900		3,299,010
Kimberly-Clark	139,800		7,985,376
McCormick & Co.	40,100		1,211,421
Molson Coors Brewing, Cl. B	16,900		1,056,250
Newell Rubbermaid	82,462	[a]	1,949,402
Pactiv	42,900	[b]	954,096
Pepsi Bottling Group	41,000		1,189,000
PepsiCo	496,500		28,389,870
Procter & Gamble	1,002,965		59,405,617
Reynolds American	25,600	[a]	2,588,928
Sara Lee	227,300		4,155,044
Sysco	185,600		5,694,208
Tyson Foods, Cl. A	75,300	[a]	1,079,049
UST	48,900		1,904,166
Wrigley (WM), Jr.	53,700		3,434,652
			252,825,326

Energy--10.6%
Amerada Hess	23,900		3,699,720
Anadarko Petroleum	70,932		7,647,888

Apache	98,550		7,443,481
Baker Hughes	102,290		7,921,338
BJ Services	96,500		3,907,285
Burlington Resources	113,090		10,320,593
Centerpoint Energy	92,766	[a]	1,185,549
Chevron	671,826		39,893,028
ConocoPhillips	415,240		26,866,028
Devon Energy	133,000		9,071,930
El Paso	197,275		2,655,321
EOG Resources	72,300		6,112,242
Exxon Mobil	1,861,976		116,838,994
Halliburton	153,500		12,210,925
Kerr-McGee	34,665		3,826,669
KeySpan	52,200		1,875,024
Kinder Morgan	31,500		3,031,875
Marathon Oil	109,675		8,430,717
Murphy Oil	49,400		2,815,800
Nabors Industries	47,300	[b]	3,843,125
National Oilwell Varco	52,200	[a,b]	3,970,854
Nicor	13,200	[a]	539,880
NiSource	81,600		1,675,248
Noble	41,000		3,298,040
Occidental Petroleum	128,700		12,575,277
Peoples Energy	11,400		424,308
Rowan Cos.	32,700		1,465,941
Schlumberger	176,300		22,469,435
Sempra Energy	76,966		3,698,216
Sunoco	40,700		3,874,640
Transocean	98,800	[b]	8,017,620
Valero Energy	184,500		11,518,335
Weatherford International	104,000	[b]	4,657,120
Williams Cos.	171,500		4,088,560
XTO Energy	108,700		5,334,996
			367,206,002

Health Care--13.1%
Abbott Laboratories	464,200		20,030,230
Aetna	85,558		8,282,014
Allergan	39,400	[a]	4,586,160
AmerisourceBergen	62,400		2,723,136
Amgen	369,312	[b]	26,919,152
Applera - Applied Biosystems Group	56,200		1,592,708
Bausch & Lomb	16,100		1,087,555
Baxter International	186,600		6,876,210
Becton, Dickinson & Co.	75,400		4,885,920
Biogen Idec	101,585	[b]	4,545,929
Biomet	74,575	[a]	2,819,681
Boston Scientific	176,600	[b]	3,862,242
Bristol-Myers Squibb	585,500		13,343,545
CR Bard	31,400		1,991,388
Cardinal Health	128,125		9,230,125
Caremark Rx	134,600	[b]	6,635,780
Chiron	32,700	[b]	1,491,120
Cigna	37,600		4,572,160
Coventry Health Care	48,600	[b]	2,895,102
Eli Lilly & Co.	340,100		19,256,462
Express Scripts	43,600	[b]	3,980,244
Fisher Scientific International	36,700	[a,b]	2,454,129

Forest Laboratories	101,100	[b]	4,678,908
Genzyme	77,300	[b]	5,483,662
Gilead Sciences	137,000	[b]	8,339,190
Guidant	99,300		7,308,480
HCA	126,850		6,225,798
Health Management Associates, Cl. A	74,000		1,555,480
Hospira	48,170	[b]	2,155,607
Humana	48,700	[b]	2,715,999
Johnson & Johnson	890,218		51,223,144
King Pharmaceuticals	72,366	[b]	1,356,862
Laboratory Corp. of America Holdings	39,800	[b]	2,334,270
Manor Care	23,700	[a]	926,670
McKesson	92,077		4,880,081
Medco Health Solutions	91,991	[b]	4,976,713
Medimmune	73,600	[b]	2,511,232
Medtronic	362,000		20,442,140
Merck & Co.	654,300		22,573,350
Millipore	15,600	[b]	1,072,968
Mylan Laboratories	65,400	[a]	1,288,380
Patterson Cos.	41,400	[b]	1,429,542
PerkinElmer	39,100		889,134
Pfizer	2,205,809		56,645,175
Quest Diagnostics	49,600		2,451,728
Schering-Plough	442,200	[a]	8,468,130
St. Jude Medical	109,700	[b]	5,389,561
Stryker	87,300		4,356,270
Tenet Healthcare	140,450	[b]	1,021,071
Thermo Electron	48,500	[b]	1,631,540
UnitedHealth Group	408,100		24,249,302
Waters	33,100	[b]	1,388,545
Watson Pharmaceuticals	30,300	[a,b]	1,002,627
WellPoint	197,500	[b]	15,168,000
Wyeth	401,700		18,578,625
Zimmer Holdings	74,120	[b]	5,110,574
			453,889,750

Interest Sensitive--23.7%
ACE	96,500		5,283,375
Aflac	149,700		7,028,415
Allstate	194,100		10,102,905
AMBAC Financial Group	31,450	[a]	2,415,675
American Express	371,600		19,490,420
American International Group	776,679		50,841,407
Ameriprise Financial	73,660		2,997,225
AmSouth Bancorporation	104,300		2,879,723
AON	95,775		3,277,421
Apartment Investment & Management, Cl. A	28,600		1,216,072
Archstone-Smith Trust	63,400		2,970,924
Bank of America	1,389,914		61,475,896
Bank of New York	230,500		7,332,205
BB & T	162,300	[a]	6,336,192
Bear Stearns Cos.	33,872		4,283,453
Capital One Financial	89,600		7,463,680
Charles Schwab	308,700		4,565,673
Chubb	59,800		5,642,130
Cincinnati Financial	52,285	[a]	2,381,059
CIT Group	59,800		3,189,732
Citigroup	1,513,817		70,513,596

Comerica	49,500		2,745,765
Compass Bancshares	37,300		1,817,256
Countrywide Financial	178,700		5,975,728
E*Trade Financial	122,400	[b]	2,911,896
Equity Office Properties Trust	121,500		3,866,130
Equity Residential	86,200		3,655,742
Fannie Mae	289,600		16,779,424
Federated Investors, Cl. B	25,300		976,833
Fifth Third Bancorp	166,067		6,239,137
First Horizon National	37,700		1,427,699
Franklin Resources	44,400		4,373,400
Freddie Mac	206,800		14,033,448
General Electric	3,161,800		103,548,950
Genworth Financial, Cl. A	112,700		3,692,052
Golden West Financial	76,300		5,388,306
Goldman Sachs Group	134,900		19,054,625
H&R Block	98,000	[a]	2,397,080
Hartford Financial Services Group	89,900		7,392,477
Huntington Bancshares/OH	68,274		1,583,957
Janus Capital Group	64,500		1,347,405
Jefferson-Pilot	40,125		2,340,491
JPMorgan Chase & Co.	1,047,041		41,619,880
Keycorp	122,000		4,317,580
Lehman Brothers Holdings	80,200		11,264,090
Lincoln National	51,800		2,824,654
Loews	40,600		4,006,814
M&T Bank	23,900		2,588,370
Marsh & McLennan Cos.	163,000		4,953,570
Marshall & Ilsley	62,600		2,625,444
MBIA	40,100	[a]	2,468,556
Mellon Financial	125,100		4,412,277
Merrill Lynch & Co.	275,000		20,644,250
Metlife	226,600	[a]	11,366,256
MGIC Investment	27,100		1,788,871
Morgan Stanley	322,560		19,821,312
National City	164,900		5,636,282
North Fork Bancorporation	142,350		3,661,242
Northern Trust	55,500		2,897,655
Plum Creek Timber	55,100		2,035,394
PNC Financial Services Group	87,400		5,668,764
Principal Financial Group	83,800	[a]	3,952,008
Progressive	59,000	[a]	6,197,360
Prologis	72,900		3,733,938
Prudential Financial	151,100		11,383,874
Public Storage	24,700	[a]	1,792,479
Regions Financial	136,990	[a]	4,545,328
Safeco	37,000		1,933,250
Simon Property Group	55,800	[a]	4,622,472
SLM	124,900		6,989,404
Sovereign Bancorp	106,900		2,330,420
St. Paul Travelers Cos.	207,212		9,403,281
State Street	98,100		5,931,126
SunTrust Banks	108,100		7,723,745
Synovus Financial	93,450		2,585,762
T Rowe Price Group	39,100		2,988,413
Torchmark	31,100		1,744,710
UnumProvident	89,195	[a]	1,813,334
US Bancorp	543,553		16,257,670

Vornado Realty Trust	35,300		3,118,402
Wachovia	464,876		25,489,151
Washington Mutual	295,274	[a]	12,495,996
Wells Fargo & Co.	500,400		31,204,944
XL Capital, Cl. A	52,200		3,531,852
Zions Bancorporation	31,200	[a]	2,466,984
			822,072,143

Producer Goods--10.6%
Air Products & Chemicals	66,400		4,096,216
Alcoa	260,448		8,204,112
Allegheny Technologies	25,477		1,320,982
American Power Conversion	51,400		1,218,180
American Standard Cos.	54,700		1,969,200
Ashland	21,500		1,417,280
Avery Dennison	33,100		1,977,394
Ball	31,100		1,259,550
Bemis	31,500		961,380
Black & Decker	23,500		2,028,050
Boeing	241,598		16,503,559
Burlington Northern Santa Fe	111,700		8,949,404
Caterpillar	203,500		13,817,650
Centex	38,200	[a]	2,727,098
Cooper Industries, Cl. A	27,400		2,237,210
CSX	65,000		3,479,450
Cummins	14,000	[a]	1,362,200
Deere & Co.	72,200		5,181,072
Dover	60,600		2,783,358
Dow Chemical	288,763		12,214,675
DR Horton	81,500		3,041,580
E I Du Pont de Nemours & Co.	275,112		10,770,635
Eastman Chemical	24,400		1,176,324
Eaton	44,300		2,932,660
Ecolab	55,200		1,976,712
Emerson Electric	122,900		9,518,605
Engelhard	35,900		1,446,770
FedEx	90,720	[a]	9,176,328
Fluor	26,000		2,286,700
Freeport-McMoRan Copper & Gold, Cl. B	55,100		3,540,175
General Dynamics	60,200		7,004,872
Goodrich	36,800	[a]	1,448,816
Hercules	33,700	[b]	394,627
Honeywell International	252,225		9,690,485
Illinois Tool Works	61,300		5,166,977
Ingersoll-Rand, Cl. A	99,000		3,887,730
International Flavors & Fragrances	24,200		797,632
International Paper	146,753		4,788,550
ITT Industries	27,600		2,829,000
KB Home	23,400		1,783,080
L-3 Communications Holdings	35,900		2,908,618
Leggett & Platt	55,000		1,354,100
Lennar, Cl. A	41,100		2,571,216
Lockheed Martin	107,000		7,238,550
Louisiana-Pacific	31,700		933,565
Masco	126,800		3,759,620
MeadWestvaco	54,311		1,449,561
Molex	43,000		1,300,750
Monsanto	80,364		6,799,598

Newmont Mining	133,725		8,264,205
Norfolk Southern	121,600		6,060,544
Northrop Grumman	106,290		6,603,798
Nucor	46,600		3,925,118
Pall	37,300		1,074,240
Parker Hannifin	35,850		2,716,355
Phelps Dodge	30,395		4,878,398
PPG Industries	50,000	[a]	2,975,000
Praxair	96,400		5,078,352
Pulte Homes	64,200		2,561,580
Raytheon	133,700		5,477,689
Rockwell Automation	53,600		3,541,352
Rockwell Collins	51,700		2,425,764
Rohm & Haas	43,115		2,194,554
Sealed Air	24,332		1,344,830
Sherwin-Williams	33,600		1,777,440
Sigma-Aldrich	20,100	[a]	1,304,088
Snap-On	17,300	[a]	694,249
Stanley Works	21,813		1,069,710
Temple-Inland	33,600		1,575,840
Textron	39,600		3,344,616
3M	227,400		16,543,350
Tyco International	602,371		15,691,765
Union Pacific	79,300		7,014,878
United Parcel Service, Cl. B	330,200		24,735,282
United States Steel	33,900	[a]	2,025,525
United Technologies	304,800		17,791,176
Vulcan Materials	30,500		2,192,340
Weyerhaeuser	72,800		5,078,528
WW Grainger	22,700	[a]	1,610,111
			367,252,533

Services--6.1%
Affiliated Computer Services, Cl. A	37,200	[b]	2,328,720
Allied Waste Industries	65,300	[a,b]	593,577
Alltel	114,600		6,879,438
Apollo Group, Cl. A	43,500	[b]	2,421,645
Automatic Data Processing	172,500		7,579,650
Carnival	129,600		6,708,096
CBS, Cl. B	231,212		6,041,570
Cendant	306,570		5,131,982
Cintas	41,200		1,755,120
Clear Channel Communications	161,700		4,732,959
Comcast, Cl. A	649,818	[b]	18,077,937
Computer Sciences	55,400	[a,b]	2,808,780
Convergys	41,900	[b]	720,680
Dow Jones & Co.	17,700	[a]	672,777
Electronic Data Systems	156,100		3,932,159
Equifax	38,900		1,490,648
EW Scripps, Cl. A	25,500		1,232,670
First Data	228,646		10,311,935
Fiserv	55,250	[b]	2,429,895
Gannett	71,800		4,437,240
IMS Health	69,300		1,704,780
Interpublic Group of Cos.	128,800	[a,b]	1,300,880
Knight-Ridder	20,800	[a]	1,294,800
McGraw-Hill Cos.	112,200		5,726,688
Meredith	12,500		684,500

Monster Worldwide	36,800	[a,b]	1,569,888
Moody's	74,300		4,704,676
New York Times, Cl. A	43,400	[a]	1,228,220
News, Cl. A	728,100		11,474,856
Omnicom Group	54,000		4,416,660
Paychex	99,775		3,626,821
Robert Half International	51,000		1,863,030
RR Donnelley & Sons	65,000		2,119,000
Ryder System	19,200	[a]	858,240
Sabre Holdings, Cl. A	39,221		960,915
Sprint Nextel	884,045		20,235,790
Time Warner	1,395,250		24,458,733
Tribune	78,300		2,271,483
Unisys	102,100	[b]	683,049
Univision Communications, Cl. A	66,900	[b]	2,130,096
Viacom, Cl. B	231,212	[b]	9,590,674
Walt Disney	575,600		14,568,436
Waste Management	165,100		5,213,858
			212,973,551

Technology--14.8%
ADC Telecommunications	34,871	[a,b]	884,329
Adobe Systems	179,900		7,145,628
Advanced Micro Devices	120,900	[b]	5,060,874
Agilent Technologies	123,016	[b]	4,171,473
Altera	108,500	[b]	2,095,135
Amazon.Com	91,800	[b]	4,114,476
Analog Devices	109,800	[a]	4,366,746
Andrew	48,650	[a,b]	630,991
Apple Computer	252,200	[b]	19,043,622
Applied Materials	485,500		9,248,775
Applied Micro Circuits	89,800	[b]	295,442
Autodesk	69,100	[a]	2,804,769
Avaya	125,280	[a,b]	1,321,704
BMC Software	64,700	[b]	1,429,870
Broadcom, Cl. A	86,500	[b]	5,899,300
Ciena	172,900	[b]	691,600
Cisco Systems	1,838,100	[b]	34,133,517
Citrix Systems	52,800	[b]	1,628,352
Computer Associates International	137,329		3,749,082
Compuware	115,900	[b]	955,016
Comverse Technology	60,400	[a,b]	1,654,356
Corning	456,000	[b]	11,103,600
Danaher	71,000	[a]	4,021,440
Dell	704,300	[b]	20,643,033
eBay	342,000	[b]	14,740,200
Electronic Arts	89,900	[b]	4,906,742
EMC/Massachusetts	715,400	[b]	9,586,360
Freescale Semiconductor, Cl. B	122,849	[b]	3,101,937
Gateway	79,600	[a,b]	216,512
Hewlett-Packard	857,266		26,729,554
Intel	1,804,100		38,373,207
International Business Machines	472,700		38,430,510
Intuit	52,900	[b]	2,768,257
Jabil Circuit	52,100	[b]	2,104,840
JDS Uniphase	494,500	[a,b]	1,547,785
Kla-Tencor	59,100	[a]	3,072,018
Lexmark International, Cl. A	34,700	[a,b]	1,685,379

Linear Technology	91,200	[a]	3,393,552
LSI Logic	117,200	[a,b]	1,072,380
Lucent Technologies	1,330,070	[a,b]	3,511,385
Maxim Integrated Products	98,100		4,026,024
Micron Technology	184,900	[a,b]	2,714,332
Microsoft	2,739,300		77,111,295
Motorola	745,295		16,925,649
National Semiconductor	102,800	[a]	2,899,988
NCR	54,900	[b]	2,039,535
Network Appliance	111,300	[b]	3,472,560
Novell	114,300	[b]	1,113,282
Novellus Systems	39,900	[a,b]	1,131,165
Nvidia	51,200	[a,b]	2,301,952
Oracle	1,125,400	[b]	14,146,278
Parametric Technology	81,800	[a,b]	512,068
Pitney Bowes	68,300		2,919,142
PMC-Sierra	54,800	[a,b]	518,408
QLogic	24,100	[a,b]	956,047
Qualcomm	492,000		23,596,320
Sanmina-SCI	157,300	[b]	662,233
Scientific-Atlanta	46,000		1,966,960
Solectron	273,400	[b]	1,044,388
Sun Microsystems	1,021,700	[b]	4,597,650
Symantec	323,639	[b]	5,948,485
Symbol Technologies	75,059		926,979
Tektronix	25,000		737,500
Tellabs	134,200	[b]	1,716,418
Teradyne	58,900	[b]	1,026,038
Texas Instruments	484,200		14,153,166
VeriSign	76,700	[b]	1,821,625
Xerox	287,400	[a,b]	4,112,694
Xilinx	104,300		2,937,088
Yahoo!	377,800	[a,b]	12,973,652
			513,342,669

Utilities--5.4%
AES	195,500	[b]	3,331,320
Allegheny Energy	48,700	[b]	1,694,273
Ameren	61,100		3,101,436
American Electric Power	117,760		4,394,803
AT & T	1,168,913		30,333,292
BellSouth	547,200		15,742,944
CenturyTel	39,200		1,305,360
Cinergy	59,700	[a]	2,593,965
Citizens Communications	99,900	[a]	1,225,773
CMS Energy	65,900	[b]	953,573
Consolidated Edison	73,300		3,445,833
Constellation Energy Group	53,400		3,111,618
Dominion Resources/VA	103,908		7,848,171
DTE Energy	53,200	[a]	2,245,040
Duke Energy	277,588	[a]	7,869,620
Dynegy, Cl. A	90,500	[b]	497,750
Edison International	97,500		4,272,450
Entergy	62,100		4,316,571
Exelon	199,650		11,463,903
FirstEnergy	98,702		4,944,970
FPL Group	118,200		4,939,578
PG & E	102,700		3,831,737

Pinnacle West Capital		29,600		1,261,256
PPL		113,800		3,428,794
Progress Energy		75,269		3,283,234
Public Service Enterprise Group		75,000		5,221,500
Qwest Communications International		462,000	[a,b]	2,781,240
Southern		221,900		7,722,120
TECO Energy		62,300		1,064,084
TXU		144,494		7,317,176
Verizon Communications		874,056		27,672,613
Xcel Energy		120,510	[a]	2,340,304
				185,556,301
Total Common Stocks
(cost $2,437,273,124)				3,460,566,433

		Principal
Short-Term Investments--.2%		Amount ($)		Value ($)

U.S. Treasury Bills--.0%
3.82%, 2/23/2006		1,620,000	[c]	1,615,966
Repurchase Agreement--.2%
Greenwich Capital Markets,
4.37%, dated 1/31/2006, due 2/1/2006 in the
amount of $8,030,975 (fully collateralized by
$6,910,000 of U.S. Treasury Bonds, 6%,
due 2/15/2026, value $8,192,250)		8,030,000		8,030,000
Total Short-Term Investments
(cost $9,646,214)				9,645,966

Investment of Cash Collateral
for Securities Loaned--2.4%		Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $81,551,685)		81,551,685	[d]	81,551,685

Total Investments (cost $2,528,471,023)		102.4%		3,551,764,084

Liabilities, Less Cash and Receivables		(2.4%)		(83,261,975)

Net Assets		100.0%		3,468,502,109

[a]	All or a portion of these securities are on loan. At January 31, 2006, the total market value
	of the fund's securities on loan is $77,758,133 and the total market value of the collateral held by the fund is $81,551,685.
[b] Non-income producing.
[c] Partially held by the broker in a segregated account as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and
Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long
Standard & Poor's 500	35	11,231,500	March 2006	3,025

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006